UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2026

Date of reporting period:	2/28/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM High Yield Fund
Class A:
PBHAX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class A	$37	0.73%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 21,478,906,036
Number of fund holdings	878
Portfolio turnover rate for the period	27%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	5.6
A	0.3
BBB	9.2
BB	45.3
B	21.4
CCC	9.6
Not Rated	8.1
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF110E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	A
NASDAQ	PBHAX
CUSIP	74440Y108
MF110E2A

PGIM High Yield Fund
Class C:
PRHCX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class C	$74	1.47%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 21,478,906,036
Number of fund holdings	878
Portfolio turnover rate for the period	27%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	5.6
A	0.3
BBB	9.2
BB	45.3
B	21.4
CCC	9.6
Not Rated	8.1
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF110E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	C
NASDAQ	PRHCX
CUSIP	74440Y306
MF110E2C

PGIM High Yield Fund
Class R:
JDYRX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R	$52	1.03%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 21,478,906,036
Number of fund holdings	878
Portfolio turnover rate for the period	27%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	5.6
A	0.3
BBB	9.2
BB	45.3
B	21.4
CCC	9.6
Not Rated	8.1
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF110E2R

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R
NASDAQ	JDYRX
CUSIP	74440Y603
MF110E2R

PGIM High Yield Fund
Class Z:
PHYZX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class Z	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 21,478,906,036
Number of fund holdings	878
Portfolio turnover rate for the period	27%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	5.6
A	0.3
BBB	9.2
BB	45.3
B	21.4
CCC	9.6
Not Rated	8.1
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF110E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	Z
NASDAQ	PHYZX
CUSIP	74440Y801
MF110E2Z

PGIM High Yield Fund
Class R2:
PHYEX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of the PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R2	$46	0.91%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 21,478,906,036
Number of fund holdings	878
Portfolio turnover rate for the period	27%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	5.6
A	0.3
BBB	9.2
BB	45.3
B	21.4
CCC	9.6
Not Rated	8.1
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF110E2R2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R2
NASDAQ	PHYEX
CUSIP	74442J604
MF110E2R2

PGIM High Yield Fund
Class R4:
PHYGX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of the PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R4	$33	0.66%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 21,478,906,036
Number of fund holdings	878
Portfolio turnover rate for the period	27%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	5.6
A	0.3
BBB	9.2
BB	45.3
B	21.4
CCC	9.6
Not Rated	8.1
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF110E2R4

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R4
NASDAQ	PHYGX
CUSIP	74442J703
MF110E2R4

PGIM High Yield Fund
Class R6:
PHYQX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R6	$19	0.38%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 21,478,906,036
Number of fund holdings	878
Portfolio turnover rate for the period	27%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	5.6
A	0.3
BBB	9.2
BB	45.3
B	21.4
CCC	9.6
Not Rated	8.1
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF110E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM High Yield Fund

SHARE CLASS	R6
NASDAQ	PHYQX
CUSIP	74440Y884
MF110E2R6

PGIM Short Duration High Yield Income Fund
Class A:
HYSAX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Short Duration High Yield Income Fund
(the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class A	$50	1.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 5,343,520,641
Number of fund holdings	626
Portfolio turnover rate for the period	36%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	6.4
BBB	10.3
BB	50.4
B	22.8
CCC	5.4
D	0.1
Not Rated	4.1
Cash/Cash Equivalents	0.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF216E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	A
NASDAQ	HYSAX
CUSIP	74442J109
MF216E2A

PGIM Short Duration High Yield Income Fund
Class C:
HYSCX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Short Duration High Yield Income Fund
(the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class C	$87	1.75%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 5,343,520,641
Number of fund holdings	626
Portfolio turnover rate for the period	36%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	6.4
BBB	10.3
BB	50.4
B	22.8
CCC	5.4
D	0.1
Not Rated	4.1
Cash/Cash Equivalents	0.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF216E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	C
NASDAQ	HYSCX
CUSIP	74442J208
MF216E2C

PGIM Short Duration High Yield Income Fund
Class Z:
HYSZX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Short Duration High Yield Income Fund
(the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class Z	$38	0.75%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 5,343,520,641
Number of fund holdings	626
Portfolio turnover rate for the period	36%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	6.4
BBB	10.3
BB	50.4
B	22.8
CCC	5.4
D	0.1
Not Rated	4.1
Cash/Cash Equivalents	0.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF216E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	Z
NASDAQ	HYSZX
CUSIP	74442J307
MF216E2Z

PGIM Short Duration High Yield Income Fund
Class R6:
HYSQX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Short Duration High Yield Income
Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class R6	$35	0.70%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 5,343,520,641
Number of fund holdings	626
Portfolio turnover rate for the period	36%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	6.4
BBB	10.3
BB	50.4
B	22.8
CCC	5.4
D	0.1
Not Rated	4.1
Cash/Cash Equivalents	0.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF216E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short Duration High Yield Income Fund

SHARE CLASS	R6
NASDAQ	HYSQX
CUSIP	74442J406
MF216E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15

PGIM High Yield Fund

PGIM Short Duration High Yield Income Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2026

Table of Contents	Financial Statements and Other Information	February 28, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM High Yield Fund	2
PGIM Short Duration High Yield Income Fund	49
Notes to Financial Statements	87

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

BNP—BNP Paribas S.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CVR—Contingent Value Rights

DAC—Designated Activity Company

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

HSBC—HSBC Bank PLC

iBoxx—Bond Market Indices

JPS—J.P. Morgan Securities LLC

LP—Limited Partnership

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

PGIM High Yield Fund

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.0%

ASSET-BACKED SECURITIES 0.3%

Collateralized Loan Obligations

Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	4.898%(c)	10/20/31	7,969	$7,968,650

Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	4.962(c)	10/15/32	21,907	21,945,282

Saratoga Investment Corp. CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968(c)	04/20/33	15,135	15,140,545

Sculptor CLO Ltd. (Cayman Islands),
Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.728(c)	01/20/35	20,000	19,987,018

Sound Point CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968(c)	10/26/31	10,577	10,584,649

TOTAL ASSET-BACKED SECURITIES (cost $75,587,731)				75,626,144

COMMERCIAL MORTGAGE-BACKED SECURITY 0.2%
BX Trust,
Series 2019-OC11, Class E, 144A
(cost $34,082,747)	3.944(cc)	12/09/41	37,328	34,942,909

CORPORATE BONDS 79.9%

Advertising 0.3%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A	7.500	06/01/29	22,300	22,462,503
Gtd. Notes, 144A	7.750	04/15/28	7,075	7,133,583
Sr. Sec’d. Notes, 144A(a)	7.125	02/15/31	10,550	11,145,659
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A(a)	9.290	04/15/29	4,875	4,889,786
Sr. Sec’d. Notes, 144A	9.500	02/15/33	12,265	12,019,345

				57,650,876

Aerospace & Defense 1.2%
ATI, Inc.,
Sr. Unsec’d. Notes	7.250	08/15/30	7,760	8,125,322
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	13,071	13,059,497
Sr. Unsec’d. Notes, 144A(a)	6.750	06/15/33	25,440	26,812,234
Sr. Unsec’d. Notes, 144A(a)	7.000	06/01/32	12,815	13,487,787
Sr. Unsec’d. Notes, 144A(a)	7.250	07/01/31	13,940	14,801,910
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	14,420	16,178,231
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	17,292	17,959,471
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	21,485	22,985,942
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	10,830	10,790,325
Gtd. Notes, 144A(a)	6.125	07/31/34	8,460	8,593,538
Gtd. Notes, 144A(a)	6.375	05/31/33	34,605	35,344,582
Sr. Sec’d. Notes, 144A	6.000	01/15/33	13,660	13,909,740
Sr. Sec’d. Notes, 144A	6.375	03/01/29	34,125	35,086,995
Sr. Sec’d. Notes, 144A	6.625	03/01/32	4,200	4,349,654
Sr. Sec’d. Notes, 144A	6.750	08/15/28	10,000	10,176,883

				251,662,111

Airlines 1.0%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	17,195	17,521,194

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.500%	04/20/26	871	$872,290
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	47,500	47,983,550
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	20,255	20,400,016
Gtd. Notes	5.375	03/01/31	15,925	16,229,870
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.625	04/15/29	19,924	19,931,018
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	31,185	28,871,385
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	27,065	27,140,782
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	35,024	36,128,307

				215,078,412

Apparel 0.4%
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	16,960	16,158,484
Wolverine World Wide, Inc.,
Gtd. Notes, 144A(a)	4.000	08/15/29	76,803	72,481,383

				88,639,867

Auto Manufacturers 1.2%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	3,825	3,439,798
Sr. Unsec’d. Notes	4.750	01/15/43	10,512	8,454,673
Sr. Unsec’d. Notes(a)	7.400	11/01/46	24,152	26,391,966
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	21,212	21,058,272
Sr. Unsec’d. Notes	5.800	03/08/29	12,500	12,873,449
Sr. Unsec’d. Notes	5.875	11/07/29	5,125	5,297,721
Sr. Unsec’d. Notes	6.800	05/12/28	3,853	4,029,771
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A	8.750	12/15/31	13,434	13,934,097
New Flyer Holdings, Inc. (Canada),
Sec’d. Notes, 144A(a)	9.250	07/01/30	11,500	12,430,235
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28	18,230	18,347,751
Sr. Unsec’d. Notes, 144A, MTN	6.125	09/30/30	17,180	17,218,243
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	7.500	07/17/30	25,024	26,385,806
Sr. Unsec’d. Notes, 144A	7.750	07/17/32	35,725	38,057,485
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	52,716	49,362,309

				257,281,576

Auto Parts & Equipment 0.9%
Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A	7.000	04/15/28	12,375	12,620,891
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A(a)	7.750	10/15/33	23,140	23,510,247
Sr. Sec’d. Notes, 144A	6.375	10/15/32	13,890	14,141,045
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	18,490	19,180,602
Sr. Sec’d. Notes, 144A	6.750	05/15/28	2,473	2,526,565
Sr. Sec’d. Notes, 144A(a)	6.750	02/15/30	8,485	8,887,698

See Notes to Financial Statements.

PGIM High Yield Fund 3

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)

Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A	7.750%	05/31/32	17,930	$18,949,614
Phinia, Inc.,
Gtd. Notes, 144A(a)	6.625	10/15/32	2,906	3,019,308
Sr. Sec’d. Notes, 144A	6.750	04/15/29	15,040	15,560,379
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	4,630	4,810,558
Sr. Sec’d. Notes, 144A	5.750	08/15/32	5,880	6,016,272
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	32,743	32,743,199
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	28,807	28,852,473
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A(a)	7.500	03/24/31	9,635	9,895,049

				200,713,900

Banks 0.8%

Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	20,545	21,102,109
Jr. Sub. Notes	6.625(ff)	05/01/30(oo)	5,125	5,359,406
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	2,615	2,682,703
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	13,910	14,226,101
Jr. Sub. Notes, Series FF(a)	6.950(ff)	02/15/30(oo)	8,210	8,440,369
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	22,742	23,344,997
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	37,139	37,143,922
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	31,500	34,268,416
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes(a)	6.850(ff)	02/10/30(oo)	11,305	11,816,106
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A(a)	4.198(ff)	06/01/32	15,000	14,458,506
Sub. Notes, 144A	4.950(ff)	06/01/42	6,100	5,407,232

				178,249,867

Biotechnology 0.1%
BioMarin Pharmaceutical, Inc.,
Gtd. Notes, 144A	5.500	02/15/34	12,945	13,057,926

Building Materials 1.3%

Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000	03/01/30	5,785	5,748,643
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750	08/01/28	21,845	16,480,954
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	35,507	17,713,884
CP Atlas Buyer, Inc.,
Sr. Sec’d. Notes, 144A	9.750	07/15/30	8,615	8,618,775
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	15,195	15,180,614
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	6,785	5,510,871
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A(a)	6.750	04/01/32	7,272	7,335,225
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A(a)	5.500	02/01/30	13,435	12,577,556

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375%	03/01/32	44,160	$45,901,772
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	7,051	7,327,804
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	13,829	13,828,296
Sr. Sec’d. Notes, 144A	8.875	11/15/31	18,910	20,082,776
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	08/01/33	20,400	20,774,005
Sr. Unsec’d. Notes, 144A(a)	6.500	08/15/32	17,875	18,415,221
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	9,194	8,491,751
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	43,376	41,855,129
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	9,883	9,858,460

				275,701,736

Chemicals 1.5%
Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43	36,370	38,310,591
Sr. Unsec’d. Notes, 144A(a)	3.375	09/01/31	5,380	4,940,751
Chemours Co. (The),
Gtd. Notes, 144A	7.875	03/15/34	17,530	17,488,979
Cornerstone Chemical Co. LLC,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^(x)	10.000	05/07/29	23,941	20,349,584
Methanex Corp. (Canada),
Sr. Unsec’d. Notes(a)	5.250	12/15/29	1,600	1,612,160
Methanex US Operations, Inc.,
Gtd. Notes, 144A(a)	6.250	03/15/32	11,258	11,653,475
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.250	05/15/29	7,500	7,355,400
Sr. Unsec’d. Notes, 144A	7.000	12/01/31	16,943	18,057,849
Sr. Unsec’d. Notes, 144A	9.000	02/15/30	8,280	8,797,003
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	28,936	28,149,125
Sr. Sec’d. Notes, 144A	6.750	08/01/32	18,375	18,109,200
Sr. Sec’d. Notes, 144A(a)	7.250	06/15/31	29,465	30,161,013
Sr. Sec’d. Notes, 144A(a)	7.250	02/15/33	18,515	18,440,597
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	41,868	41,105,774
Perimeter Holdings LLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/34	18,385	18,454,197
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A(a)	5.000	10/30/29	24,130	23,768,050
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.375	03/15/30	12,150	11,450,229
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A(a)	5.625	09/30/33	10,020	10,134,372

				328,338,349

Coal 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	22,815	21,132,394

Commercial Services 3.9%
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/31	55,089	58,198,100
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875	06/15/30	26,510	27,603,886
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	18,762	18,573,609

See Notes to Financial Statements.

PGIM High Yield Fund 5

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625%	06/01/28	45,880	$45,283,101
Sr. Sec’d. Notes, 144A	4.625	06/01/28	36,929	36,525,366
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	9,715	9,208,904
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	38,902	37,205,592
Gtd. Notes, 144A(a)	6.500	01/15/31	13,105	13,159,140
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28	28,975	28,328,997
Gtd. Notes, 144A(a)	5.375	03/01/29	475	454,883
Gtd. Notes, 144A(a)	5.750	07/15/27	6,391	6,379,745
Gtd. Notes, 144A	5.750	07/15/27	537	536,463
Block, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	08/15/30	20,671	20,940,660
Sr. Unsec’d. Notes, 144A	6.000	08/15/33	11,620	11,802,710
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A(a)	4.875	07/01/29	19,046	15,649,766
Sr. Sec’d. Notes, 144A(a)	3.875	07/01/28	750	701,780
CompoSecure Holdings LLC,
Sr. Sec’d. Notes, 144A(a)	5.625	02/01/33	13,715	13,645,867
Covista, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	14,179	14,179,000
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	23,872	24,477,807
Herc Holdings, Inc.,
Gtd. Notes, 144A(a)	5.750	03/15/31	15,450	15,662,821
Gtd. Notes, 144A(a)	6.000	03/15/34	8,835	8,885,897
Gtd. Notes, 144A(a)	6.625	06/15/29	20,700	21,373,048
Gtd. Notes, 144A	7.000	06/15/30	33,213	34,795,688
Gtd. Notes, 144A(a)	7.250	06/15/33	16,100	16,992,940
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	3,246	2,960,140
Sr. Sec’d. Notes, 144A(a)	12.625	07/15/29	6,565	6,045,877
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	69,313	69,288,747
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A(a)	5.500	04/15/29	27,766	27,646,178
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30	24,185	22,756,835
Sr. Unsec’d. Notes	5.750	10/15/32	850	866,705
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A(a)	6.750	08/15/32	26,710	26,147,189
United Rentals North America, Inc.,
Gtd. Notes(a)	3.750	01/15/32	24,383	23,026,575
Gtd. Notes	3.875	02/15/31	23,280	22,430,512
Gtd. Notes	4.000	07/15/30	2,906	2,827,915
Gtd. Notes	4.875	01/15/28	53,339	53,302,257
Gtd. Notes, 144A	5.375	11/15/33	19,685	19,840,115
Sec’d. Notes	3.875	11/15/27	5,900	5,857,467
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.625	06/15/31	9,560	8,886,171
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A(a)	10.500	11/30/30	26,188	28,065,501
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.500	08/15/30	20,896	20,774,365
WEX, Inc.,
Gtd. Notes, 144A	6.500	03/15/33	13,452	13,501,054

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625%	06/15/29	3,575	$3,691,994
Sr. Sec’d. Notes, 144A	6.625	04/15/30	6,309	6,529,841

				845,011,208

Computers 0.9%
Crowdstrike Holdings, Inc.,
Gtd. Notes	3.000	02/15/29	20,701	19,672,079
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A	7.500	06/01/31	34,420	33,657,204
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	91,576	74,919,933
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	13,880	14,890,365
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	17,670	17,377,230
Gtd. Notes, 144A	5.125	04/15/29	23,090	22,634,597
Seagate Data Storage Technology Pte Ltd.,
Gtd. Notes, 144A	5.875	07/15/30	10,330	10,617,277

				193,768,685

Cosmetics/Personal Care 0.1%
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	10,216	10,213,664

Distribution/Wholesale 0.2%
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A	8.000	06/01/29	11,205	10,626,821
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A(a)	8.500	06/15/30	21,287	22,329,641

				32,956,462

Diversified Financial Services 5.6%
Azorra Finance Ltd.,
Gtd. Notes, 144A	6.250	02/15/34	13,192	12,966,935
Gtd. Notes, 144A	7.250	01/15/31	12,470	13,015,563
Gtd. Notes, 144A	7.750	04/15/30	16,305	17,079,488
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	6.750	05/15/31	7,330	7,480,572
Sub. Notes, 144A(a)	8.375(ff)	06/15/35	10,610	10,814,897
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/31	23,775	24,058,106
Sr. Sec’d. Notes, 144A(a)	8.500	05/15/30	16,410	17,562,611
Sr. Sec’d. Notes, 144A(a)	9.250	04/01/29	532	558,677
Freedom Funding Center LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 12.000% or PIK 13.000%	12.000	10/01/37	18,514	19,411,444
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31	49,453	47,718,382
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	6,315	6,544,423
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	13,452	14,048,906
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A(a)	8.000	02/15/27	32,047	32,407,529
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	8,244	8,393,423
Sr. Unsec’d. Notes, 144A(a)	8.000	06/15/28	26,520	27,835,922
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	20,420	18,007,173

See Notes to Financial Statements.

PGIM High Yield Fund 7

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
goeasy Ltd. (Canada), (cont’d.)
Gtd. Notes, 144A(a)	6.875%	02/15/31	27,392	$23,625,600
Gtd. Notes, 144A	9.250	12/01/28	2,535	2,512,413
Sr. Unsec’d. Notes, 144A(a)	7.375	10/01/30	40,669	36,187,276
Sr. Unsec’d. Notes, 144A(a)	7.625	07/01/29	18,555	17,395,313
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A(a)	6.625	10/15/31	19,175	18,694,490
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	17,850	17,063,482
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	5,524	4,916,301
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	5,885	6,203,171
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	14,787	15,915,504
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	47,925	45,580,365
Sr. Unsec’d. Notes	5.000	03/15/27	46,200	45,432,953
Sr. Unsec’d. Notes	5.500	03/15/29	1,690	1,578,505
Sr. Unsec’d. Notes	6.750	06/15/26	13,172	13,201,395
Nomura Holdings, Inc. (Japan),
Jr. Sub. Notes	7.000(ff)	07/15/30(oo)	7,190	7,492,340
OneMain Finance Corp.,
Gtd. Notes(a)	3.500	01/15/27	13,375	13,214,049
Gtd. Notes	3.875	09/15/28	31,287	30,271,358
Gtd. Notes	4.000	09/15/30	21,489	19,838,510
Gtd. Notes	5.375	11/15/29	27,770	27,464,052
Gtd. Notes	6.125	05/15/30	7,392	7,418,175
Gtd. Notes(a)	6.500	03/15/33	4,635	4,597,462
Gtd. Notes	6.625	01/15/28	3,159	3,225,503
Gtd. Notes	6.625	05/15/29	16,300	16,666,133
Gtd. Notes	6.750	03/15/32	36,762	37,080,005
Gtd. Notes(a)	6.750	09/15/33	19,869	19,722,860
Gtd. Notes(a)	7.125	09/15/32	7,165	7,327,193
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	58,195	55,945,836
Gtd. Notes, 144A	5.750	09/15/31	15,799	15,371,580
Gtd. Notes, 144A(a)	6.750	02/15/34	15,150	14,973,863
Gtd. Notes, 144A	6.875	05/15/32	47,400	47,686,044
Gtd. Notes, 144A	7.125	11/15/30	8,850	9,096,476
Gtd. Notes, 144A	7.875	12/15/29	7,000	7,345,296
PHH Escrow Issuer LLC/PHH Corp.,
Gtd. Notes, 144A	9.875	11/01/29	5,274	5,300,372
PRA Group, Inc.,
Gtd. Notes, 144A(a)	5.000	10/01/29	12,783	11,814,214
Gtd. Notes, 144A	8.375	02/01/28	12,170	12,253,979
Gtd. Notes, 144A(a)	8.875	01/31/30	21,582	21,959,035
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	80,117	82,146,092
Gtd. Notes, 144A	6.500	08/01/29	10,922	11,224,582
Gtd. Notes, 144A(a)	7.125	02/01/32	6,000	6,272,667
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	2.875	10/15/26	40,034	39,558,183
Gtd. Notes, 144A(a)	3.625	03/01/29	19,346	18,627,348
Gtd. Notes, 144A	3.875	03/01/31	80,288	75,454,276
Gtd. Notes, 144A(a)	4.000	10/15/33	24,695	22,670,786
UWM Holdings LLC,
Gtd. Notes, 144A(a)	6.250	03/15/31	5,430	5,237,389
Gtd. Notes, 144A(a)	6.625	02/01/30	12,120	12,026,584

				1,195,493,061

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric 4.4%
Calpine LLC,
Sr. Unsec’d. Notes, 144A	5.125%	03/15/28		123,973	$123,982,851
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		43,590	43,582,641
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		71,606	72,696,674
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%	13.000	06/01/28		8,950	8,435,638
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		31,610	31,619,009
Gtd. Notes, 144A	3.375	02/15/29		47,670	45,923,121
Gtd. Notes, 144A	3.625	02/15/31		28,103	26,554,574
Gtd. Notes, 144A	3.875	02/15/32		22,878	21,421,200
Gtd. Notes, 144A	5.250	06/15/29		21,626	21,705,731
Gtd. Notes, 144A	5.750	07/15/29		9,748	9,770,970
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		57,155	63,043,609
Sr. Unsec’d. Notes, 144A	5.750	01/15/34		11,428	11,589,600
PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55		14,418	14,925,751
Sr. Sec’d. Notes	5.000	07/01/28		28,118	28,048,816
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		69,519	70,456,862
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		54,669	55,633,174
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		28,025	30,891,078
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		33,316	32,960,862
Gtd. Notes, 144A	5.000	07/31/27		121,462	121,461,201
Gtd. Notes, 144A	5.625	02/15/27		57,680	57,648,797
Gtd. Notes, 144A	7.750	10/15/31		4,950	5,229,126
VoltaGrid LLC,
Sec’d. Notes, 144A(a)	7.375	11/01/30		46,485	48,518,847

					946,100,132

Electrical Components & Equipment 0.5%
Energizer Gamma Acquisition BV,

Gtd. Notes	3.500	06/30/29	EUR	5,555	6,381,315
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.375	03/31/29		8,072	7,837,866
Gtd. Notes, 144A(a)	4.750	06/15/28		1,425	1,413,282
Gtd. Notes, 144A(a)	6.000	09/15/33		30,837	30,128,304
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31		7,105	7,127,615
Gtd. Notes, 144A	5.500	04/15/34		8,725	8,791,276
Gtd. Notes, 144A	6.375	03/15/29		10,720	11,024,918
Gtd. Notes, 144A	6.375	03/15/33		8,060	8,409,354
Gtd. Notes, 144A	6.625	03/15/32		11,180	11,623,656
Gtd. Notes, 144A	7.250	06/15/28		19,182	19,327,635

					112,065,221

Electronics 0.1%
Coherent Corp.,
Gtd. Notes, 144A(a)	5.000	12/15/29		9,140	9,150,686
Sensata Technologies BV,
Gtd. Notes, 144A	4.000	04/15/29		9,150	8,945,132
Sensata Technologies, Inc.,
Gtd. Notes, 144A(a)	3.750	02/15/31		8,175	7,712,411

					25,808,229

See Notes to Financial Statements.

PGIM High Yield Fund 9

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Engineering & Construction 0.3%
AECOM,
Gtd. Notes, 144A	6.000%	08/01/33	6,839	$6,985,065
Brundage-Bone Concrete Pumping Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.500	02/01/32	7,540	7,683,080
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	13,983	13,527,337
Gtd. Notes, 144A(a)	4.125	02/15/32	7,350	6,992,347
Gtd. Notes, 144A(a)	5.625	01/31/34	12,625	12,747,161
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.750	01/15/34	26,165	26,361,116

				74,296,106

Entertainment 3.3%
Brightstar Lottery PLC/Brightstar Global Solutions Corp. (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	5.750	01/15/33	18,610	18,487,546
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29	123,637	120,868,157
Sr. Sec’d. Notes, 144A(a)	6.500	02/15/32	8,604	8,741,085
Sr. Sec’d. Notes, 144A	7.000	02/15/30	57,300	58,768,157
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A(a)	5.750	04/01/30	10,637	10,722,259
Discovery Global Holdings, Inc.,
Gtd. Notes(a)	5.141	03/15/52	107,562	70,630,004
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	12,431	12,220,754
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	16,535	16,244,011
Light & Wonder International, Inc.,
Gtd. Notes, 144A	6.250	10/01/33	15,710	15,765,590
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	56,254	55,291,687
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29	13,575	12,807,907
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	56,474	56,500,950
Rivers Enterprise Borrower LLC,
Sr. Sec’d. Notes, 144A	6.250	10/15/30	14,860	15,185,861
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	02/01/33	40,715	41,795,903
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	03/01/30	28,660	25,993,823
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A	9.250	07/01/32	81,059	86,538,482
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	5.125	10/01/29	35,486	35,746,544
Gtd. Notes, 144A(a)	6.250	03/15/33	17,519	17,893,689
Gtd. Notes, 144A(a)	7.125	02/15/31	17,165	18,544,221

				698,746,630

Environmental Control 0.8%
Clean Harbors, Inc.,
Gtd. Notes, 144A	5.750	10/15/33	10,655	10,903,081
GFL Environmental Holdings US, Inc.,
Gtd. Notes, 144A	5.500	02/01/34	8,510	8,536,381
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	18,885	18,592,471
Gtd. Notes, 144A	4.375	08/15/29	41,706	40,911,084
Gtd. Notes, 144A	4.750	06/15/29	16,215	16,099,549
Gtd. Notes, 144A	6.750	01/15/31	3,435	3,597,544

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Environmental Control (cont’d.)
Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A	5.875%	06/30/29	4,525	$4,515,224
Reworld Holding Corp.,
Gtd. Notes, 144A	4.875	12/01/29	54,501	52,529,331
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A(a)	7.000	02/01/33	16,600	17,285,840
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A	6.625	04/01/32	6,185	6,432,091

				179,402,596

Foods 1.5%
Albertson’s Cos., Inc.,
Gtd. Notes, 144A	5.625	03/31/32	31,760	31,881,848
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500	03/31/31	8,060	8,114,646
Gtd. Notes, 144A(a)	5.750	03/31/34	22,099	21,994,103
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	84,368	81,897,056
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28	8,175	7,931,703
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes(a)	8.000	07/01/31	EUR 13,465	15,095,640
Sr. Sec’d. Notes	8.125	05/14/30	GBP 14,002	17,265,863
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	2,296	2,225,523
Gtd. Notes, 144A	4.375	01/31/32	16,370	15,636,368
Pilgrim’s Pride Corp.,
Gtd. Notes(a)	3.500	03/01/32	28,852	26,922,486
Gtd. Notes	4.250	04/15/31	21,504	21,085,359
Post Holdings, Inc.,
Gtd. Notes, 144A	4.500	09/15/31	20,916	20,000,659
Gtd. Notes, 144A(a)	4.625	04/15/30	27,781	27,222,278
Gtd. Notes, 144A(a)	6.250	10/15/34	5,615	5,735,828
Gtd. Notes, 144A(a)	6.500	03/15/36	22,960	23,327,042

				326,336,402

Forest Products & Paper 0.1%
Magnera Corp.,
Sr. Sec’d. Notes, 144A(a)	7.250	11/15/31	21,300	20,936,399

Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	12,042	12,140,393
Sr. Unsec’d. Notes, 144A(a)	9.500	06/01/30	10,985	11,763,382

				23,903,775

Healthcare-Services 4.0%
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.750	02/15/31	8,391	7,700,666
Sr. Sec’d. Notes, 144A	5.250	05/15/30	15,600	14,993,138
Sr. Sec’d. Notes, 144A	6.000	01/15/29	8,775	8,757,804
Sr. Sec’d. Notes, 144A	9.750	01/15/34	36,105	38,038,785
DaVita, Inc.,
Gtd. Notes, 144A(a)	3.750	02/15/31	129,662	121,122,718
Gtd. Notes, 144A	4.625	06/01/30	129,880	127,132,451
HCA, Inc.,
Gtd. Notes	7.500	11/06/33	11,800	13,709,074

See Notes to Financial Statements.

PGIM High Yield Fund 11

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
HCA, Inc., (cont’d.)
Gtd. Notes, MTN	7.750%	07/15/36	25,990	$30,655,455
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	72,015	70,432,044
Sr. Sec’d. Notes, 144A(a)	8.375	02/15/32	15,756	17,039,601
Sr. Sec’d. Notes, 144A	9.875	08/15/30	14,175	15,160,426
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	48,900	35,928,953
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	22,217	21,651,122
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29	49,508	51,746,002
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	90,878	89,387,617
Sr. Sec’d. Notes	4.375	01/15/30	127,117	124,775,396
Sr. Sec’d. Notes	4.625	06/15/28	4,418	4,411,566
Sr. Sec’d. Notes, 144A	5.500	11/15/32	15,525	15,727,465
Sr. Unsec’d. Notes(a)	6.875	11/15/31	39,652	43,301,439

				851,671,722

Holding Companies-Diversified 0.3%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	68,591	71,133,692

Home Builders 3.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	31,022	30,233,069
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	22,813	21,781,862
Sr. Unsec’d. Notes, 144A	6.875	08/01/33	24,485	24,761,673
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	43,153	43,099,572
Gtd. Notes(a)	7.250	10/15/29	76,643	78,155,585
Gtd. Notes, 144A(a)	7.500	03/15/31	18,650	19,176,498
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(a)	4.875	02/15/30	73,596	68,928,542
Gtd. Notes, 144A	6.250	09/15/27	16,193	16,151,546
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	21,994	21,258,961
Dream Finders Homes, Inc.,
Gtd. Notes, 144A	6.875	09/15/30	10,390	10,623,961
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	25,855	26,644,870
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	41,915	41,958,384
Gtd. Notes, 144A(a)	6.500	03/15/33	33,295	34,149,980
KB Home,
Gtd. Notes(a)	4.000	06/15/31	19,356	18,503,562
Gtd. Notes	4.800	11/15/29	29,269	29,169,682
Gtd. Notes	6.875	06/15/27	12,836	13,070,519
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	5,017	4,841,278
Gtd. Notes	4.950	02/01/28	28,261	28,067,430
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	67,135	65,425,072
Sr. Unsec’d. Notes, 144A	6.000	12/15/33	20,120	19,781,179
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	14,140	14,747,662
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	15,005	15,822,900
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	36,510	36,360,717

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Shea Homes LP/Shea Homes Funding Corp., (cont’d.)
Sr. Unsec’d. Notes	4.750%	04/01/29	19,834	$19,609,386
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	23,077	24,221,759
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	13,944	14,228,554
Gtd. Notes, 144A(a)	5.750	11/15/32	8,925	9,217,788
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	21,839	22,032,820
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	6,603	6,643,263
Gtd. Notes	5.700	06/15/28	32,042	32,498,205

				811,166,279

Home Furnishings 0.3%
Whirlpool Corp.,
Sr. Unsec’d. Notes(a)	6.125	06/15/30	8,770	8,797,586
Sr. Unsec’d. Notes(a)	6.500	06/15/33	53,125	53,081,634

				61,879,220

Household Products/Wares 0.4%
ACCO Brands Corp.,
Gtd. Notes, 144A(a)	4.250	03/15/29	68,419	62,915,573
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	10.750	06/30/32	52,622	23,022,125
Spectrum Brands, Inc.,
Gtd. Notes, 144A	3.875	03/15/31	8,115	7,122,411

				93,060,109

Housewares 0.8%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	15,850	15,901,121
Sr. Unsec’d. Notes(a)	6.625	05/15/32	25,449	25,450,725
Sr. Unsec’d. Notes	7.500	04/01/46	15,750	13,977,956
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	7,195	7,572,816
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	55,418	52,419,848
Gtd. Notes(a)	4.375	02/01/32	35,525	33,765,094
SWF Holdings I Corp.,
Sec’d. Notes, 144A	6.500	10/06/29	70,744	28,297,677

				177,385,237

Insurance 1.5%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.250	02/15/29	9,075	8,639,326
Sr. Sec’d. Notes, 144A	7.500	11/06/30	25,206	25,655,063
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	76,889	77,046,177
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	16,634	16,620,744
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	14,288	14,536,463
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	26,716	25,925,493
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	8.000	12/31/32	36,894	38,814,630
Sr. Sec’d. Notes, 144A	8.375	02/01/34	61,055	60,693,601
Broadstreet Partners Group LLC,
Sr. Unsec’d. Notes, 144A	5.875	04/15/29	35,291	34,188,609

See Notes to Financial Statements.

PGIM High Yield Fund 13

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A	5.625%	12/01/29	13,200	$12,997,508
Ryan Specialty LLC,
Sr. Sec’d. Notes, 144A	5.875	08/01/32	9,050	9,129,028

				324,246,642

Internet 0.8%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	52,300	52,300,000
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	26,683	26,683,000
Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33	16,680	16,618,031
Gtd. Notes, 144A(a)	6.750	09/30/27	11,200	11,306,918
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	21,187	19,784,832
ION Platform Finance US, Inc./ION Platform Finance Sarl,
Sr. Sec’d. Notes, 144A	4.625	05/01/28	10,970	10,161,116
Sr. Sec’d. Notes, 144A	5.000	05/01/28	14,854	13,776,620
Snap, Inc.,
Gtd. Notes, 144A(a)	6.875	03/01/33	12,029	11,983,135
Gtd. Notes, 144A(a)	6.875	03/15/34	8,220	8,204,592

				170,818,244

Iron/Steel 1.2%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	41,126	41,433,214
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875	07/15/32	12,845	13,639,720
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	28,560	28,958,726
Gtd. Notes, 144A(a)	6.875	11/01/29	19,300	19,874,489
Gtd. Notes, 144A(a)	7.000	03/15/32	14,857	15,098,827
Gtd. Notes, 144A(a)	7.375	05/01/33	14,621	15,004,641
Gtd. Notes, 144A(a)	7.500	09/15/31	25,320	26,426,648
Gtd. Notes, 144A(a)	7.625	01/15/34	18,446	18,932,290
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	14,045	14,313,976
Sr. Unsec’d. Notes, 144A(a)	6.000	12/15/35	15,070	15,426,466
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A(a)	7.000	04/01/31	12,430	13,063,308
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	30,534	31,974,899
Sr. Unsec’d. Notes, 144A, MTN(a)	8.000	11/01/27	8,130	8,294,389
Sr. Unsec’d. Notes, 144A, MTN(a)	8.500	05/01/30	3,131	3,239,489

				265,681,082

Leisure Time 1.5%
Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A	6.750	02/16/31	14,091	14,711,356
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/15/30	26,023	26,838,301
Gtd. Notes, 144A	5.750	08/01/32	28,839	29,928,249
Sr. Sec’d. Notes, 144A	4.000	08/01/28	23,816	23,645,115
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A(a)	7.000	09/15/30	19,390	20,319,883
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	19,626	20,110,173

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)
NCL Corp. Ltd., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	6.250%	09/15/33	7,645	$7,710,135
Sr. Unsec’d. Notes, 144A(a)	6.750	02/01/32	17,255	17,746,767
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	34,580	36,871,617
NCL Finance Ltd.,
Gtd. Notes, 144A	6.125	03/15/28	20,869	21,414,724
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	11,755	11,710,722
Gtd. Notes, 144A	6.375	11/01/32	16,240	16,677,281
Viking Cruises Ltd.,
Gtd. Notes, 144A	9.125	07/15/31	13,053	13,854,063
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	14,225	14,245,769
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	27,273	27,231,545
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	16,450	16,406,901

				319,422,601

Lodging 1.5%
Boyd Gaming Corp.,
Gtd. Notes, 144A(a)	4.750	06/15/31	42,140	41,240,622
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A(a)	3.625	02/15/32	36,540	34,050,917
Gtd. Notes, 144A	5.750	09/15/33	1,035	1,059,749
Gtd. Notes, 144A	5.875	04/01/29	1,420	1,453,164
MGM Resorts International,
Gtd. Notes(a)	4.750	10/15/28	65,392	65,414,870
Gtd. Notes	5.500	04/15/27	41,825	42,206,178
Gtd. Notes(a)	6.125	09/15/29	30,760	31,607,988
Gtd. Notes(a)	6.500	04/15/32	30,795	31,603,373
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A	5.625	03/01/33	10,070	10,132,910
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	5.125	12/15/29	2,462	2,437,380
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	14,965	14,959,837
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	38,710	38,654,645

				314,821,633

Machinery-Construction & Mining 0.2%
Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	25,380	25,363,540
Gtd. Notes, 144A(a)	6.250	10/15/32	16,180	16,665,742
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A	4.125	11/15/28	3,350	3,338,838

				45,368,120

Machinery-Diversified 0.5%
Chart Industries, Inc.,
Gtd. Notes, 144A(a)	9.500	01/01/31	9,549	10,037,136
Sr. Sec’d. Notes, 144A	7.500	01/01/30	27,175	28,270,472
Columbus McKinnon Corp.,
Sr. Sec’d. Notes, 144A(a)	7.125	02/01/33	7,915	8,159,140
GrafTech Finance, Inc.,
Sec’d. Notes, 144A	4.625	12/23/29	43,987	21,336,878

See Notes to Financial Statements.

PGIM High Yield Fund 15

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)
LSF12 Helix Parent LLC,
Sr. Sec’d. Notes, 144A(a)	7.125%	02/01/33	11,430	$11,470,296
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	35,900	37,992,225

				117,266,147

Media 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	20,406	20,362,707
Sr. Unsec’d. Notes(a)	4.500	05/01/32	32,380	29,648,917
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	643	599,169
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30	1,277	1,234,614
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	43,511	43,406,804
Sr. Unsec’d. Notes, 144A(a)	5.125	05/01/27	8,596	8,604,964
Sr. Unsec’d. Notes, 144A(a)	7.000	02/01/33	16,820	17,199,796
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	9,213	5,505,804
Gtd. Notes, 144A	4.125	12/01/30	12,965	7,980,476
Gtd. Notes, 144A	5.375	02/01/28	37,821	27,235,517
Gtd. Notes, 144A	5.500	04/15/27	81,195	68,692,646
Gtd. Notes, 144A	6.500	02/01/29	3,360	2,120,648
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	115,940	42,904,783
Sr. Unsec’d. Notes, 144A	5.000	11/15/31	14,570	5,371,677
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	36,442	14,097,935
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	14,847	8,346,947
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29	16,644	14,816,472
Gtd. Notes(x)	7.375	07/01/28	9,535	9,220,685
Gtd. Notes(x)	7.750	07/01/26	175,096	173,211,843
DISH Network Corp.,
Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27	31,800	32,845,557
Gray Media, Inc.,
Gtd. Notes, 144A	4.750	10/15/30	3,600	2,919,642
Gtd. Notes, 144A	5.375	11/15/31	14,455	11,422,195
Sec’d. Notes, 144A	9.625	07/15/32	10,695	11,113,468
Sr. Sec’d. Notes, 144A(a)	7.250	08/15/33	9,335	9,642,210
iHeartCommunications, Inc.,
Sr. Sec’d. Notes, 144A	7.750	08/15/30	29,887	23,914,418
News Corp.,
Sr. Unsec’d. Notes, 144A	3.875	05/15/29	1,863	1,816,637
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A, PIK 9.250%(x)	9.250	03/25/30	65,282	47,625,238
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.125	02/15/33	32,850	34,201,534
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500	05/01/29	17,932	17,032,327
Sr. Sec’d. Notes, 144A	8.000	08/15/28	12,640	13,002,962
Sr. Sec’d. Notes, 144A	9.375	08/01/32	34,115	36,066,796
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland),
Sr. Sec’d. Notes, 144A	8.500	03/15/33	24,170	22,175,975
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	05/15/29	41,598	40,407,465
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	22,140	19,676,925

				824,425,753

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A	4.375%	10/15/29	16,098	$15,889,953

Mining 2.0%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	11,570	12,223,207
Unsec’d. Notes, 144A(a)	11.500	10/01/31	23,235	25,617,238
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A	6.750	03/31/33	10,635	10,976,782
Century Aluminum Co.,
Sr. Sec’d. Notes, 144A	6.875	08/01/32	9,990	10,334,586
Coeur Mining, Inc.,
Gtd. Notes, 144A	5.125	02/15/29	7,317	7,286,399
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	26,897	27,003,647
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.375	02/15/36	27,575	27,663,673
Gtd. Notes, 144A(a)	7.250	02/15/34	22,665	23,714,881
Gtd. Notes, 144A	8.000	03/01/33	27,314	29,106,345
Gtd. Notes, 144A(a)	8.625	06/01/31	22,217	23,290,303
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	11,857	11,867,207
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A(a)	4.500	04/01/26	73,489	73,361,864
Gtd. Notes, 144A	6.125	04/01/29	41,055	41,292,708
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.875	04/01/32	22,203	23,533,626
Novelis Corp.,
Gtd. Notes, 144A(a)	3.875	08/15/31	5,134	4,701,160
Gtd. Notes, 144A	4.750	01/30/30	41,450	40,169,299
Gtd. Notes, 144A	6.375	08/15/33	5,975	6,036,358
Gtd. Notes, 144A	6.875	01/30/30	14,420	14,885,538
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.250	05/01/30	17,975	19,002,811

				432,067,632

Miscellaneous Manufacturing 0.5%
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	28,647	28,372,919
Sr. Unsec’d. Notes, 144A	6.375	03/15/33	7,000	7,277,932
Avient Corp.,
Sr. Unsec’d. Notes, 144A(a)	6.250	11/01/31	6,985	7,209,831
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	13,950	14,420,590
Sr. Unsec’d. Notes, 144A(a)	6.250	03/15/33	10,885	11,291,591
Entegris, Inc.,
Gtd. Notes, 144A(a)	4.375	04/15/28	13,425	13,297,737
Sr. Sec’d. Notes, 144A	4.750	04/15/29	11,250	11,263,529
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	16,235	16,717,787

				109,851,916

Office/Business Equipment 0.0%
Zebra Technologies Corp.,
Gtd. Notes, 144A(a)	6.500	06/01/32	9,030	9,258,524

See Notes to Financial Statements.

PGIM High Yield Fund 17

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas 5.4%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.500%	10/01/29	26,354	$27,740,157
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	6.625	07/15/33	14,885	15,415,267
Gtd. Notes, 144A	9.000	11/01/27	34,723	41,590,080
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	15,150	15,737,360
CNX Resources Corp.,
Gtd. Notes, 144A	5.875	03/01/34	7,635	7,646,718
Gtd. Notes, 144A(a)	7.250	03/01/32	12,400	12,995,581
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	31,062	29,945,386
Gtd. Notes, 144A	6.750	03/01/29	44,942	44,802,979
Crescent Energy Finance LLC,
Gtd. Notes, 144A(a)	7.375	01/15/33	24,369	24,217,566
Gtd. Notes, 144A(a)	7.625	04/01/32	24,285	24,542,069
Gtd. Notes, 144A(a)	7.875	04/15/32	14,440	14,680,956
Gtd. Notes, 144A(a)	8.375	01/15/34	12,310	12,708,486
Gtd. Notes, 144A(a)	9.250	02/15/28	17,391	17,854,427
Gtd. Notes, 144A(a)	9.750	10/15/30	7,200	7,741,183
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A	8.500	10/01/30	14,356	15,241,765
Expand Energy Corp.,
Gtd. Notes	5.375	03/15/30	18,701	18,994,415
Gtd. Notes, 144A	5.875	02/01/29	3,645	3,646,225
Gtd. Notes, 144A	6.750	04/15/29	3,909	3,922,319
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	33,705	33,790,495
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	15,606	15,384,409
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	26,190	25,547,035
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	39,743	40,088,398
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	23,825	23,197,799
Sr. Unsec’d. Notes, 144A(a)	6.875	05/15/34	12,998	12,704,882
Sr. Unsec’d. Notes, 144A(a)	7.250	02/15/35	6,295	6,238,805
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	8,121	8,560,875
Matador Resources Co.,
Gtd. Notes, 144A(a)	6.500	04/15/32	12,345	12,607,772
Sr. Unsec’d. Notes, 144A	6.000	04/15/34	12,700	12,715,487
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.625	11/15/32	18,210	18,708,419
Gtd. Notes, 144A	8.875	08/15/31	21,945	22,728,397
Gtd. Notes, 144A(a)	9.125	01/31/30	47,570	50,034,819
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29	5,730	5,643,784
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29	6,876	6,772,540
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29	5,730	5,643,783
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29	1,719	1,693,134
Noble Finance II LLC,
Gtd. Notes, 144A	8.000	04/15/30	23,385	24,346,836
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	11,800	12,197,163
Gtd. Notes, 144A	7.000	01/15/32	12,525	13,142,228
Gtd. Notes, 144A	8.000	04/15/27	9,200	9,256,656
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	24,375	24,575,606
Range Resources Corp.,
Gtd. Notes, 144A	4.750	02/15/30	1,875	1,856,021
SM Energy Co.,
Gtd. Notes, 144A	5.000	10/15/26	9,000	9,000,085
Gtd. Notes, 144A(a)	6.750	08/01/29	9,240	9,450,406

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

SM Energy Co., (cont’d.)
Gtd. Notes, 144A	8.375%	07/01/28		35,195		$36,374,822
Gtd. Notes, 144A	8.625	11/01/30		18,255		19,322,504
Gtd. Notes, 144A(a)	8.750	07/01/31		2,257		2,366,531
Gtd. Notes, 144A(a)	9.625	06/15/33		16,980		18,771,381
Sunoco LP,
Gtd. Notes, 144A	5.625	03/15/31		8,350		8,424,741
Gtd. Notes, 144A(a)	6.250	07/01/33		8,925		9,181,015
Gtd. Notes, 144A	7.000	05/01/29		17,975		18,650,150
Sr. Unsec’d. Notes, 144A	4.500	10/01/29		44,455		43,822,260
Sr. Unsec’d. Notes, 144A	4.625	05/01/30		25,475		24,906,911
Sr. Unsec’d. Notes, 144A	5.875	07/15/27		1,425		1,425,344
Sr. Unsec’d. Notes, 144A	6.625	08/15/32		7,095		7,343,624
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(a)	4.500	05/15/29		27,108		26,690,609
Gtd. Notes	4.500	04/30/30		29,800		29,171,068
Gtd. Notes	5.875	03/15/28		5,781		5,781,478
Gtd. Notes, 144A	7.000	09/15/28		10,453		10,737,255
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		63,745		66,215,119
Gtd. Notes, 144A	8.500	05/15/31		35,400		37,435,500
Sr. Sec’d. Notes, 144A	7.875	10/15/32		6,685		7,161,440
Sr. Sec’d. Notes, 144A	8.750	02/15/30		17,854		18,656,908
Valaris Ltd.,
Sec’d. Notes, 144A(a)	8.375	04/30/30		14,775		15,495,281

						1,153,242,714

Oil & Gas Services 0.3%
Archrock Services LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A	6.000	02/01/34		9,400		9,508,796
Kodiak Gas Services LLC,
Gtd. Notes, 144A(a)	6.500	10/01/33		7,335		7,565,334
Gtd. Notes, 144A	6.750	10/01/35		5,205		5,436,402
SESI LLC,
Sr. Sec’d. Notes, 144A(a)	7.875	09/30/30		8,135		8,306,093
Tidewater, Inc.,
Gtd. Notes, 144A	9.125	07/15/30		10,410		11,235,853
Weatherford International Ltd.,
Gtd. Notes, 144A(a)	6.750	10/15/33		15,050		15,706,782

						57,759,260

Packaging & Containers 1.7%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27(d)		—	(r)	—
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	12.000	12/01/30		27,246		26,326,447
Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.500%	12.000	12/01/30	EUR	19,375		22,104,764
Sr. Sec’d. Notes, 144A	9.500	12/01/30		23,062		24,964,209
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A	3.250	09/01/28		2,470		2,382,093
Sr. Sec’d. Notes, 144A	6.250	01/30/31		7,270		7,429,795
Sr. Unsec’d. Notes, 144A	4.000	09/01/29		9,800		9,363,998
Ball Corp.,
Gtd. Notes	5.500	09/15/33		7,105		7,309,784
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		35,090		35,047,073
Sr. Sec’d. Notes, 144A	6.750	04/15/32		23,725		23,896,909

See Notes to Financial Statements.

PGIM High Yield Fund 19

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
Clydesdale Acquisition Holdings, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	6.875%	01/15/30	2,600	$2,641,778
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A	10.000	12/15/28	23,298	21,324,729
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28(d)	26,275	10,548,148
Sr. Sec’d. Notes, 144A	8.625	10/01/31(d)	13,264	5,321,608
Sr. Sec’d. Notes, 144A	9.500	11/01/28(d)	9,700	3,892,808
Sr. Unsec’d. Notes, 144A	10.500	07/15/27(d)	45,327	2,617,804
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	04/15/30	33,015	33,793,130
OI European Group BV,
Gtd. Notes, 144A	4.750	02/15/30	7,550	7,262,345
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	980	981,028
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada),
Sr. Sec’d. Notes, 144A(a)	9.500	05/15/30	22,250	21,047,387
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28	78,953	81,044,041

TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29	21,844	21,095,938

				370,395,816

Pharmaceuticals 1.7%
1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A	10.000	04/15/32	60,107	62,135,611
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29	55,526	53,306,087
Gtd. Notes, 144A	5.125	03/01/30	43,112	41,557,169
Gtd. Notes, 144A	6.125	08/01/28	23,548	23,624,237
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	17,024	14,853,440
Gtd. Notes, 144A	5.000	02/15/29	34,581	26,326,861
Gtd. Notes, 144A	5.250	01/30/30	70,921	49,764,557
Gtd. Notes, 144A	5.250	02/15/31	9,492	6,240,990
Gtd. Notes, 144A	6.250	02/15/29	6,653	5,272,503
Gtd. Notes, 144A	7.000	01/15/28	11,113	10,050,319
Sr. Sec’d. Notes, 144A	4.875	06/01/28	7,918	7,343,945
Sr. Sec’d. Notes, 144A	11.000	09/30/28	25,024	26,150,080
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	31,800	28,203,247

				354,829,046

Pipelines 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	30,897	30,910,450
Gtd. Notes, 144A	5.750	01/15/28	32,178	32,160,356
Gtd. Notes, 144A	5.750	07/01/34	9,640	9,782,890
Gtd. Notes, 144A	6.625	02/01/32	4,080	4,237,166
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	8,761	9,120,700
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	765	809,771
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	17,145	17,766,206
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	15,486	15,642,488
Gtd. Notes, 144A(a)	7.125	07/01/33	9,670	9,990,941

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Global Partners LP/GLP Finance Corp., (cont’d.)
Gtd. Notes, 144A(a)	8.250%	01/15/32	13,750	$14,504,921
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	6.625	01/15/34	14,820	15,338,823
NFE Financing LLC,
Sr. Sec’d. Notes, 144A, MTN	12.000	11/15/29	33,715	12,186,214
Prairie Acquiror LP,
Sr. Sec’d. Notes, 144A	9.000	08/01/29	4,215	4,399,967
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	19,045	18,750,559
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	148	148,013
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	11,035	11,616,271
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	50,343	51,798,037
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	1,611	1,753,145
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	46,567	46,532,734
Gtd. Notes, 144A	6.000	12/31/30	10,702	10,844,479
Gtd. Notes, 144A	6.000	09/01/31	14,603	14,749,578
Gtd. Notes, 144A	6.750	03/15/34	8,470	8,702,775
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	21,114	21,888,953
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	19,005	18,208,709
Sr. Sec’d. Notes, 144A	4.125	08/15/31	12,765	11,975,246
Sr. Sec’d. Notes, 144A	6.250	01/15/30	23,640	24,413,078
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	38,947	34,049,174
Sr. Sec’d. Notes, 144A(a)	7.000	01/15/30	3,445	3,490,316
Sr. Sec’d. Notes, 144A	8.125	06/01/28	7,145	7,332,002
Sr. Sec’d. Notes, 144A(a)	9.500	02/01/29	71,142	76,305,299
Sr. Sec’d. Notes, 144A(a)	9.875	02/01/32	37,525	39,765,139
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A(a)	6.125	12/15/30	35,444	36,813,188
Sr. Sec’d. Notes, 144A	6.500	01/15/34	14,479	15,237,939
Sr. Sec’d. Notes, 144A	6.500	06/15/34	17,770	18,693,012
Sr. Sec’d. Notes, 144A(a)	6.750	01/15/36	18,070	19,267,873
Sr. Sec’d. Notes, 144A(a)	7.500	05/01/33	21,236	23,565,807
Sr. Sec’d. Notes, 144A(a)	7.750	05/01/35	23,834	27,047,175

				719,799,394

Real Estate 0.8%

Five Point Operating Co. LP,
Gtd. Notes, 144A	8.000	10/01/30	13,595	14,067,062
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750	09/01/30	419	438,722
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	40,035	38,773,359
Gtd. Notes, 144A	4.375	02/01/31	35,767	34,013,745
Sr. Unsec’d. Notes, 144A	5.875	03/01/32	18,950	18,940,442
Sr. Unsec’d. Notes, 144A	6.125	03/01/34	21,155	21,107,454
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	54,871	52,274,210

				179,614,994

Real Estate Investment Trusts (REITs) 2.3%
Brandywine Operating Partnership LP,
Gtd. Notes	6.125	01/15/31	23,310	22,100,342
Gtd. Notes(a)	8.875	04/12/29	12,326	13,099,745

See Notes to Financial Statements.

PGIM High Yield Fund 21

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Diversified Healthcare Trust,
Gtd. Notes	4.375%	03/01/31		24,319	$21,969,336
Sr. Sec’d. Notes, 144A	7.250	10/15/30		8,370	8,702,527
Sr. Unsec’d. Notes	4.750	02/15/28		34,754	34,001,194
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.250	09/15/32		19,295	19,538,622
Gtd. Notes, 144A	6.375	08/01/30		28,155	28,937,723
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	1,000	1,156,013
Gtd. Notes	3.500	03/15/31		64,211	49,328,568
Sr. Sec’d. Notes, 144A(a)	8.500	02/15/32		7,525	8,054,872
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A(a)	7.000	02/01/30		15,125	15,665,758
Sr. Sec’d. Notes, 144A	4.875	05/15/29		13,350	13,117,307
Sr. Sec’d. Notes, 144A	5.875	10/01/28		6,400	6,400,081
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27		3,310	3,309,789
Gtd. Notes, 144A	4.500	02/15/29		7,700	7,595,061
Gtd. Notes, 144A	5.750	03/15/34		8,255	8,309,673
Gtd. Notes, 144A(a)	6.500	04/01/32		35,620	36,900,729
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000	04/01/29		1,921	1,933,495
Sr. Unsec’d. Notes, 144A(a)	8.000	07/15/30		18,406	18,438,241
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	3.125	02/01/29		13,545	13,033,431
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28		18,277	18,339,315
Sr. Unsec’d. Notes, 144A	3.625	07/15/26		550	545,389
Sr. Unsec’d. Notes, 144A	4.375	01/15/27		24,494	24,319,782
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		6,135	6,276,056
Sr. Unsec’d. Notes, 144A(a)	6.500	07/01/30		19,125	19,893,558
Sr. Unsec’d. Notes, 144A(a)	6.500	10/15/30		18,945	19,750,238
Sr. Unsec’d. Notes, 144A(a)	7.250	04/01/29		20,795	21,794,018
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26		4,950	4,951,545
Gtd. Notes, 144A	4.625	12/01/29		36,481	36,430,163

					483,892,571

Retail 3.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		91,917	88,253,188
Sr. Sec’d. Notes, 144A	3.500	02/15/29		16,353	15,803,376
Sr. Sec’d. Notes, 144A	3.875	01/15/28		8,583	8,475,713
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29		35,632	31,780,160
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30		26,071	27,457,393
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		94,424	98,335,368
Sr. Sec’d. Notes, 144A	9.000	06/01/31		122,420	134,186,658
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	7,400	9,369,899
Sr. Sec’d. Notes, 144A	12.000	11/30/28		8,699	9,351,425
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		47,350	44,670,120
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		3,635	3,455,887
Gtd. Notes, 144A	3.875	10/01/31		46,999	43,738,002

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250%	01/15/29	30,985	$23,596,230
Sr. Sec’d. Notes, 144A	9.500	06/15/31	21,740	20,283,404
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	38,586	38,050,990
Lithia Motors, Inc.,
Gtd. Notes, 144A	5.500	10/01/30	14,140	14,215,254
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	20,725	20,031,641
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30	29,307	28,161,623
Sr. Sec’d. Notes, 144A	8.000	03/15/31	20,915	21,035,350
QXO Building Products, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/30/32	8,780	9,099,379
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	6.750	03/01/32	14,579	15,135,085
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	19,757	19,024,974
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A	4.500	03/15/29	21,500	20,869,835
White Cap Supply Holdings LLC,
Gtd. Notes, 144A	7.375	11/15/30	7,492	7,612,705

				751,993,659

Software 0.7%
CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.000	02/01/31	24,745	23,930,083
Gtd. Notes, 144A(a)	9.250	06/01/30	59,930	58,691,192
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27	21,250	21,231,769
X.AI LLC/X.AI Co. Issuer Corp.,
Sr. Sec’d. Notes, 144A	12.500	06/30/30	36,075	41,087,056

				144,940,100

Telecommunications 6.0%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	9.625	07/15/27	30,788	22,786,199
Altice France SA (France),
Sr. Sec’d. Notes, 144A	6.875	10/15/30(d)	25,351	24,653,490
Sr. Sec’d. Notes, 144A	6.875	07/15/32(d)	29,790	28,598,808
Sr. Sec’d. Notes, 144A	9.500	11/01/29(d)	44,126	44,787,765
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A(a)	6.125	02/15/31	13,970	14,304,831
Cipher Compute LLC,
Sr. Sec’d. Notes, 144A(a)	7.125	11/15/30	8,865	9,245,299
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	9.000	09/15/29	15,855	16,826,119
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A	10.500	04/03/31	67,850	65,637,426
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30	8,311	831
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30	14,848	15
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A(a)(x)	8.625	08/01/32	47,250	49,176,264
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%(x)	6.750	11/30/30	38,448	38,978,329
Sr. Sec’d. Notes(x)	10.750	11/30/29	44,900	49,037,893

See Notes to Financial Statements.

PGIM High Yield Fund 23

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Flash Compute LLC,
Sr. Sec’d. Notes, 144A(a)	7.250%	12/31/30		11,850	$12,138,196
Frontier Communications Holdings LLC,
Sec’d. Notes(a)	5.875	11/01/29		15,425	15,590,550
Sec’d. Notes, 144A(a)	6.000	01/15/30		59,543	60,185,928
Sec’d. Notes, 144A	6.750	05/01/29		34,356	34,502,086
Sr. Sec’d. Notes, 144A	5.000	05/01/28		108,885	108,996,680
Sr. Sec’d. Notes, 144A	8.750	05/15/30		3,329	3,431,211
Iliad Holding SAS (France),
Sr. Sec’d. Notes	5.625	10/15/28	EUR	2,600	3,111,299
Sr. Sec’d. Notes, 144A	7.000	10/15/28		49,040	49,613,278
Sr. Sec’d. Notes, 144A	7.000	04/15/32		18,000	18,466,740
Sr. Sec’d. Notes, 144A	8.500	04/15/31		10,550	11,289,555
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29		4,730	4,401,462
Gtd. Notes, 144A	8.500	01/15/36		80,106	83,393,754
Sr. Sec’d. Notes, 144A	6.875	06/30/33		39,825	41,241,539
Sr. Sec’d. Notes, 144A	7.000	03/31/34		67,105	69,749,339
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A(a)	5.375	06/15/29		12,000	11,494,494
Sable International Finance Ltd. (Panama),
Sr. Sec’d. Notes, 144A	7.125	10/15/32		20,507	20,753,213
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		8,771	9,419,604
Gtd. Notes	8.750	03/15/32		33,453	40,847,470
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	5.875	03/01/31		51,105	51,325,807
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29		40,283	39,201,860
Gtd. Notes, 144A	8.625	06/15/32		17,270	17,502,551
Gtd. Notes, 144A	8.625	06/15/32		16,210	16,428,496
Sr. Sec’d. Notes, 144A(a)	4.750	04/15/28		25,866	25,832,945
Uniti Services LLC,
Sr. Sec’d. Notes, 144A(a)	7.500	10/15/33		68,400	71,160,695
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	6.750	01/15/33		11,095	10,512,513
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	8.250	10/01/31		49,590	52,149,677
WULF Compute LLC,
Sr. Sec’d. Notes, 144A(a)	7.750	10/15/30		10,576	11,197,876
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A, Cash coupon 5.750% and PIK 0.500%(a)	9.250	03/09/30		24,238	23,547,096
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.625	07/15/29		11,205	11,835,617

					1,293,354,800

Transportation 0.3%
RXO, Inc.,
Gtd. Notes, 144A	6.375	05/15/31		5,085	4,951,105
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30		35,920	34,139,492
XPO, Inc.,
Gtd. Notes, 144A(a)	7.125	06/01/31		4,825	5,016,381

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
XPO, Inc., (cont’d.)
Gtd. Notes, 144A(a)	7.125%	02/01/32	4,700	$4,924,414
Sr. Sec’d. Notes, 144A	6.250	06/01/28	6,875	7,002,125

				56,033,517

TOTAL CORPORATE BONDS

(cost $17,169,355,823)				17,153,815,961

FLOATING RATE AND OTHER LOANS 5.5%

Aerospace & Defense 0.0%
PAC DAC LLC,
Initial Term Loan, 3 Month SOFR + 3.250%	6.917(c)	10/28/30	5,475	5,410,012

Airlines 0.1%
Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%	7.411(c)	04/01/31	8,613	8,617,926

Auto Parts & Equipment 0.5%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.173(c)	05/06/30	5,657	5,635,929
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.423(c)	01/28/32	27,107	27,016,796
First Brands Group LLC,
2021 Second Lien Term Loan	13.070	03/30/28(d)	68,481	33,556
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.511(c)	11/17/28	52,518	51,609,682
Term B Loan, 3 Month SOFR + 5.100%	8.764(c)	11/17/28	17,130	16,865,855

				101,161,818

Building Materials 0.1%
American Bath/CP Atlas Buyer, Inc.,
2025 Term B Loan, 1 Month SOFR + 5.250%	8.923(c)	07/08/30	10,276	9,920,897
Quikrete Holdings, Inc.,
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	5.923(c)	02/10/32	5,732	5,725,841

				15,646,738

Chemicals 0.4%
Cornerstone Chemical Co.,
Initial New Money Term Loan, 3 Month SOFR + 4.500%^	8.500(c)	05/07/29	17,420	17,420,357
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	8.517(c)	06/28/28	16,188	15,775,060
TPC Group, Inc.,
Initial Term Loan, 6 Month SOFR + 5.750%	9.386(c)	12/16/31	22,789	20,348,949
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	07/16/26(d)	21,383	16,037,502
Term Loan^	13.905	10/12/28(d)	31,760	635,194
Venator Materials LLC,
First Out Term B Loan^	14.002	07/16/26(d)	21,634	16,225,475

				86,442,537

Commercial Services 0.2%
Allied Universal Holdco LLC,

Amendment No. 7 Replacement US Dollar Term Loan, 1 Month SOFR + 3.250%	6.923(c)	08/20/32	13,552	13,544,064

See Notes to Financial Statements.

PGIM High Yield Fund 25

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.417%(c)	12/31/30	18,762	$18,471,278
Second Out Term Loan, 3 Month SOFR + 4.862%	8.528(c)	12/31/30	14,538	11,899,606

				43,914,948

Computers 0.4%
Bingo Holdings I LLC,
Term Loan, 3 Month SOFR + 4.750%	8.422(c)	06/30/32	22,693	22,125,797
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.673(c)	03/01/29	33,628	29,172,043
NCR Atleos Corp.,
Term B Loan, 3 Month SOFR + 3.000%	6.701(c)	04/16/29	14,987	14,949,200
NCR Atleos LLC,
Term A Loan, 3 Month SOFR + 2.500%	6.170(c)	10/16/28	7,731	7,644,234

				73,891,274

Cosmetics/Personal Care 0.1%
Rainbow UK Bidco Ltd. (Luxembourg),
Facility B3 Loan, SONIA + 4.750%	8.478(c)	02/23/29	GBP 11,625	15,682,098

Distribution/Wholesale 0.1%
Olympus Water US Holding Corp.,
Term B-6 Dollar Loan, 3 Month SOFR + 3.000%	6.672(c)	06/20/31	13,456	13,178,742

Diversified Financial Services 0.0%
Focus Financial Partners LLC,
Tranche B Incremental Term Loan, 1 Month SOFR + 2.500%	6.173(c)	09/15/31	7,125	6,706,406

Electric 0.0%
Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%^	9.172(c)	07/20/28	3,992	3,932,191

Forest Products & Paper 0.0%
Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	7.923(c)	11/04/31	6,600	6,599,938

Healthcare-Services 0.0%
LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%	7.422(c)	05/16/31	4,208	4,208,678

Holding Companies-Diversified 0.0%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.167(c)	12/19/30	4,623	4,590,084

Household Products/Wares 0.0%
Kronos Acquisition Holdings, Inc. (Canada),
2024 Initial Loan, 3 Month SOFR + 4.000%	7.672(c)	07/08/31	10,852	7,338,683

Insurance 0.5%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.673(c)	11/06/30	68,660	66,377,117
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	6.923(c)	06/21/32	3,457	3,350,147
AmWINS Group, Inc.,
2026 Refinancing Term Loan, 1 Month SOFR + 2.000%	5.673(c)	01/30/32	7,200	7,116,552

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Insurance (cont’d.)
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.037%(c)	01/20/29	13,324	$13,315,945
New B-12 Term Loan, 1 Month SOFR + 4.250%	7.923(c)	09/19/30	21,973	21,907,104

				112,066,865

Internet 0.1%
Cablevision Lightpath LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.000%	6.660(c)	11/30/27	6,692	6,682,015
Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000	01/02/28	17,816	2,672,340

				9,354,355

Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom),
Facility A^	6.250	10/31/29	GBP 33,106	46,891,094

Leisure Time 0.3%
ClubCorp Holdings, Inc.,
Term Loan, 3 Month SOFR + 5.000%^	8.672(c)	07/10/32	20,596	20,389,688
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.250%^	7.374(c)	01/30/32	EUR 36,900	43,274,032

				63,663,720

Machinery-Diversified 0.1%
Graftech Global Enterprises, Inc.,
Delayed Draw Term Loan	3.750	12/21/29	1,040	1,001,957
Initial Term Loan, 3 Month SOFR + 6.000%	9.670(c)	12/21/29	15,126	14,571,352

				15,573,309

Media 1.3%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%	8.672(c)	10/31/27	54,772	40,257,054
CSC Holdings LLC,
September 2019 Term Loan, 1 Month SOFR + 1.500%	8.250(c)	04/15/27	63,003	54,339,686
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%	7.673(c)	06/26/29	1,874	1,869,049
Delayed Draw Term Loan	3.558	06/26/29	1,874	1,869,049
First Out Term Loan	— (p)	09/25/29	210,417	182,185,205

				280,520,043

Metal Fabricate/Hardware 0.3%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.172(c)	04/23/30	3,970	3,993,145
Initial Term Loan, 3 Month SOFR + 6.500%^	10.172(c)	04/23/30	67,164	67,555,264

				71,548,409

Oil & Gas 0.1%
Hilcorp Energy I LP,
Repriced Term Loan, 1 Month SOFR + 1.750%	5.417(c)	02/11/30	9,279	9,267,033

See Notes to Financial Statements.

PGIM High Yield Fund 27

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Packaging & Containers 0.0%
LABL, Inc.,
Initial Dollar Term Loan	8.767%	10/29/28	1,446	$664,790
Mauser Packaging Solutions Holding Co.,
Term B Loan	— (p)	04/15/30	5,000	4,914,850

				5,579,640

Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc.,
Term B-8 Loan, 1 Month SOFR + 2.500%	6.173(c)	12/19/32	7,950	7,930,125

Retail 0.0%
LBM Acquisition LLC,
Incremental Term B Loan, 1 Month SOFR + 3.850%	7.527(c)	06/06/31	3,185	2,621,255
White Cap Supply Holdings LLC,
Tranche C Term Loan, 1 Month SOFR + 3.250%	6.922(c)	10/19/29	3,640	3,593,736

				6,214,991

Software 0.1%
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.037(c)	07/14/28	35,604	17,356,974

Telecommunications 0.6%
Altice France SA (France),
New USD B-14 Term Loan, 3 Month SOFR + 6.875%	10.547(c)	05/31/31	6,010	6,016,159
Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.173(c)	09/27/29	14,179	14,150,160
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 5.250%	9.023(c)	08/31/32	39,820	39,884,110
Level 3 Financing, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.250%	6.923(c)	03/29/32	25,558	25,596,337
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%	8.292(c)	05/30/30	16,297	16,276,806
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	8.787(c)	10/24/29	8,593	7,733,868
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000(c)	10/24/31	33,364	21,103,032

				130,760,472

TOTAL FLOATING RATE AND OTHER LOANS (cost $1,325,962,025)				1,174,049,103

U.S. TREASURY OBLIGATIONS 5.2%
U.S. Treasury Notes(k)	2.625	05/31/27	100,565	99,508,282
U.S. Treasury Notes	3.500	09/30/27	102,670	102,782,295
U.S. Treasury Notes	3.500	10/31/27	121,130	121,271,949
U.S. Treasury Notes	3.625	08/31/27	131,135	131,483,327
U.S. Treasury Notes	3.875	05/31/27	74,000	74,349,766
U.S. Treasury Notes	3.875	11/30/27	81,400	82,026,399
U.S. Treasury Notes	3.875	04/30/30	120,000	121,846,875
U.S. Treasury Notes	4.000	03/31/30	134,475	137,175,006
U.S. Treasury Notes	4.000	05/31/30	115,000	117,344,922
U.S. Treasury Notes(k)	4.250	05/15/35	122,650	125,792,906

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,102,088,010)				1,113,581,727

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Shares	Value

AFFILIATED EXCHANGE-TRADED FUNDS 3.4%
Fixed Income
PGIM AAA CLO ETF	4,500,000	$231,615,000
PGIM Active High Yield Bond ETF	14,360,131	511,220,663

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $741,261,919)(wa)		742,835,663

COMMON STOCKS 1.8%

Chemicals 0.2%
Cornerstone Chemical Co.*^(x)	1,010,075	5,050,375
TPC Group, Inc.*	2,374,523	43,532,130
Venator Materials PLC*^(x)	82,538	8

		48,582,513

Containers & Packaging 0.0%
Ardagh Holdings SA (Luxembourg)*	12,270	85,890

Electric Utilities 0.2%
GenOn Energy Holdings, Inc. (Class A Stock)*^	195,390	5,861,700
Keycon Power Holdings LLC*^	788,740	27,684,774

		33,546,474

Gas Utilities 0.3%
Ferrellgas Partners LP (Class B Stock)*	402,445	73,871,557

Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	2,401,128	451,412

Oil, Gas & Consumable Fuels 0.4%
Expand Energy Corp.	179,317	19,351,891
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	23,599	1,707,978
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	846,791	61,286,498
Heritage Power LLC, Litigation Trust Interests*^	617,491	308,745

		82,655,112

Software 0.0%
Mitel Networks International Ltd. (Canada)*^	12,419	6,210

Wireless Telecommunication Services 0.7%
Altice France SA (France)	433,920	8,135,070
Digicel International Finance Ltd. (Jamaica)*(x)	7,820,619	139,469,009
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	2,875,253	3,161,772
Xplore, Inc. (Canada), CVR*^	148,949	15

		150,765,866

TOTAL COMMON STOCKS (cost $298,692,545)		389,965,034

PREFERRED STOCKS 0.7%

Electronic Equipment, Instruments & Components 0.7%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	133,666	145,361,775

Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	509,750	6,457,360

TOTAL PREFERRED STOCKS (cost $131,444,078)		151,819,135

See Notes to Financial Statements.

PGIM High Yield Fund 29

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Units	Value

WARRANTS* 0.0%

Chemicals 0.0%

Ashland, Inc., expiring 03/31/29	230	$—

Interactive Media & Services 0.0%

Diamond Sports Group LLC, expiring 06/30/26(x)	4,490,907	45

TOTAL WARRANTS (cost $0)		45

TOTAL LONG-TERM INVESTMENTS (cost $20,878,474,878)		20,836,635,721

	Shares

SHORT-TERM INVESTMENTS 8.9%

AFFILIATED MUTUAL FUNDS

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wa)	469,215,875	469,215,875

PGIM Institutional Money Market Fund (7-day effective yield 3.836%) (cost $1,438,522,275; includes $1,434,262,931 of cash collateral for securities on loan)(b)(wa)	1,439,567,681	1,438,559,984

TOTAL SHORT-TERM INVESTMENTS (cost $1,907,738,150)		1,907,775,859

TOTAL INVESTMENTS 105.9% (cost $22,786,213,028)		22,744,411,580

Liabilities in excess of other assets(z) (5.9)%		(1,265,505,544)

NET ASSETS 100.0%		$21,478,906,036

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $467,235,831 and 2.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,402,474,013; cash collateral of $1,434,262,931 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Cornerstone Chemical Co.*^	12/06/23	$19,191,425	$5,050,375	0.0%
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25-11/04/25	19,777,519	20,349,584	0.1
Diamond Sports Group LLC*	01/02/25	6,286,674	451,412	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	45	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	831	831	0.0

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

(x) Restricted Securities (continued):

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	$1,485	$15	0.0%
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	1,801,681	6,457,360	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	9,493,627	139,469,009	0.7
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32(a)	07/30/25	47,250,000	49,176,264	0.2
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	01/04/22-07/08/22	13,396,033	14,816,472	0.1
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	07/08/22-05/09/23	5,846,739	9,220,685	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	03/02/18-04/11/22	175,371,934	173,211,843	0.8
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23-05/15/23	32,260,099	32,845,557	0.2
EchoStar Corp., Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%, 6.750%, 11/30/30	01/23/25-05/28/25	34,151,406	38,978,329	0.2
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	05/14/25-10/21/25	46,505,031	49,037,893	0.2
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%, 9.250%, 03/25/30	06/30/25-09/15/25	52,193,781	47,625,238	0.2
Venator Materials PLC*^	12/21/23	134,882,407	8	0.0

Total		$598,410,672	$586,690,920	2.7%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at February 28, 2026:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $1,328,181)^	1,347	$1,333,096	$4,915	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $2,213,633)^	2,244	2,221,825	8,192	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $6,000,000)^	6,000	6,034,980	34,980	—
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $7,669,139)	7,603	7,324,530	—	(344,609)
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $3,747,467)	3,747	3,738,098	—	(9,369)

		$20,652,529	$48,087	$(353,978)

Unfunded preferred stock commitment outstanding at February 28, 2026:
		Current	Unrealized	Unrealized
Issuer	Shares	Value	Appreciation	Depreciation
QXO, Inc., 4.750%, Maturity Date 12/31/79 (cost $84,680,000)^	8,468	$84,680,000	$—	$—

Futures contracts outstanding at February 28, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3,264	2 Year U.S. Treasury Notes	Jun. 2026	$683,068,502	$ 756,228
8,462	5 Year U.S. Treasury Notes	Jun. 2026	932,010,011	4,063,784
6,112	10 Year U.S. Treasury Notes	Jun. 2026	695,622,000	4,555,952
244	20 Year U.S. Treasury Bonds	Jun. 2026	28,906,375	267,450

				9,643,414

Short Position:
134	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	16,293,563	(202,449)

				$9,440,965

See Notes to Financial Statements.

PGIM High Yield Fund 31

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Forward foreign currency exchange contracts outstanding at February 28, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/03/26	HSBC	GBP	55,758	$ 75,374,860	$ 75,141,774	$ —	$(233,086)
Euro,
Expiring 03/03/26	SSB	EUR	86,894	102,543,252	102,693,451	150,199	—

				$177,918,112	$177,835,225	150,199	(233,086)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/03/26	CITI	GBP	55,758	$ 76,101,042	$ 75,141,774	$ 959,268	$—
Expiring 04/02/26	HSBC	GBP	55,758	75,378,997	75,150,526	228,471	—
Euro,
Expiring 03/03/26	HSBC	EUR	86,894	103,122,834	102,693,452	429,382	—
Expiring 04/02/26	SSB	EUR	86,894	102,690,189	102,872,177	—	(181,988)

				$357,293,062	$355,857,929	1,617,121	(181,988)

						$1,767,320	$(415,074)

Credit default swap agreement outstanding at February 28, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2026(4)	Value at Trade Date	Value at February 28, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.45.V1	12/20/30	5.000	%(Q)	1,150,034	3.316%	$84,769,978	$89,136,176	$4,366,198

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$100,149,904

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$75,626,144	$—
Commercial Mortgage-Backed Security	—	34,942,909	—
Corporate Bonds	—	17,113,713,121	40,102,840
Floating Rate and Other Loans	—	937,695,161	236,353,942
U.S. Treasury Obligations	—	1,113,581,727	—
Affiliated Exchange-Traded Funds
Fixed Income	742,835,663	—	—
Common Stocks	19,351,891	331,701,316	38,911,827
Preferred Stocks	—	—	151,819,135
Warrants	—	45	—
Short-Term Investments
Affiliated Mutual Funds	1,907,775,859	—	—

Total	$2,669,963,413	$19,607,260,423	$467,187,744

Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$—	$48,087
Unfunded Preferred Stock Commitment	—	—	—	**
Futures Contracts	9,643,414	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,767,320	—
Centrally Cleared Credit Default Swap Agreement	—	4,366,198	—

Total	$9,643,414	$6,133,518	$48,087

Liabilities
Unfunded Loan Commitments	$—	$(353,978)	$—
Futures Contracts	(202,449)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(415,074)	—

Total	$(202,449)	$(769,052)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments and unfunded preferred stock commitment, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts, centrally cleared swap contracts, unfunded loan commitments and unfunded preferred stock commitment are recorded at net unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

See Notes to Financial Statements.

PGIM High Yield Fund 33

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks
Balance as of 08/31/25	$64,062,285	$197,057,335	$40,698,080	$139,774,997
Realized gain (loss)	(104,708,990)	2,472	—	—
Change in unrealized appreciation (depreciation)	101,815,664	(27,914,375)	(1,787,986)	12,044,138
Purchase/Exchange/Issuances	1,103,784	3,534,075	1,733	—
Sales/Paydowns	(24,307,011)	(8,388,494)	—	—
Accrued discount/premium	443,974	1,401,789	—	—
Transfer into Level 3*	1,693,134	92,763,524	—	—
Transfer out of Level 3*	—	(22,102,384)	—	—

Balance as of 02/28/26	$40,102,840	$236,353,942	$38,911,827	$151,819,135

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(2,893,231)	$(27,873,294)	$(1,787,822)	$12,044,138

	Unfunded Corporate Bond Commitment	Unfunded Loan Commitments	Unfunded Preferred Stock Commitment
Balance as of 08/31/25	$—	$23,327	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	24,760	—
Purchase/Exchange/Issuances	—	—	—
Sales/Paydowns	—	—	—
Accrued discount/premium	—	—	—
Transfer into Level 3*	—	—	—
Transfer out of Level 3*	—	—	—

Balance as of 02/28/26	$—	$48,087	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$24,760	$—

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of February 28, 2026	Valuation Methodology	Unobservable Inputs	Inputs (Range)	Directional Impact on Fair Value from Input Increase
Corporate Bonds	$20,349,599	Market/Recovery Value	Recovery Rate	0.00% - 85.00%	Increase
Corporate Bonds	19,753,241	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Floating Rate and Other Loans	46,891,094	Market/Comparable Bond	Adjusted Yield	9.70%	Decrease
Floating Rate and Other Loans	63,663,720	Market/Enterprise Value	EBITDA Multiple	10.00x - 11.00x	Increase
Floating Rate and Other Loans	50,318,528	Market/Recovery Value	Recovery Rate	2.00% - 100.00%	Increase
Common Stocks	33,043,917	Market/Recovery Value	Recovery Rate	0.00% - 35.00%	Increase
Preferred Stocks	6,457,360	Market/Recovery Value	Recovery Rate	12.67%	Increase
Preferred Stocks	145,361,775	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Unfunded Loan Commitments	13,107	Market/Enterprise Value	EBITDA Multiple	11.00x	Increase
Unfunded Preferred Stock Commitment	—	Market/Transaction Based	Discount/Premium Factor	0.00%	NA

	$385,852,341

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of February 28, 2026, the aggregate value of these securities and/or derivatives was $81,383,490. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

Affiliated Mutual Funds (6.7% represents investments purchased with collateral from securities on loan)	8.9%
Telecommunications	6.6
Diversified Financial Services	5.6
Oil & Gas	5.5
U.S. Treasury Obligations	5.2
Media	5.1
Electric	4.4
Commercial Services	4.1
Healthcare-Services	4.0
Home Builders	3.8
Retail	3.5
Affiliated Exchange-Traded Funds	3.4
Pipelines	3.4
Entertainment	3.3
Real Estate Investment Trusts (REITs)	2.3
Chemicals	2.1
Insurance	2.0
Mining	2.0
Leisure Time	1.8
Packaging & Containers	1.7
Pharmaceuticals	1.7
Foods	1.5
Lodging	1.5
Auto Parts & Equipment	1.4
Building Materials	1.4
Computers	1.3
Iron/Steel	1.2
Auto Manufacturers	1.2
Aerospace & Defense	1.2
Airlines	1.1
Internet	0.9
Real Estate	0.8
Environmental Control	0.8
Banks	0.8
Housewares	0.8
Software	0.8
Wireless Telecommunication Services	0.7

Electronic Equipment, Instruments & Components	0.7%
Machinery-Diversified	0.6
Electrical Components & Equipment	0.5
Miscellaneous Manufacturing	0.5
Household Products/Wares	0.4
Apparel	0.4
Metal Fabricate/Hardware	0.4
Oil, Gas & Consumable Fuels	0.4
Holding Companies-Diversified	0.3
Collateralized Loan Obligations	0.3
Engineering & Construction	0.3
Gas Utilities	0.3
Home Furnishings	0.3
Oil & Gas Services	0.3
Advertising	0.3
Transportation	0.3
Distribution/Wholesale	0.3
Investment Companies	0.2
Machinery-Construction & Mining	0.2
Commercial Mortgage-Backed Security	0.2
Electric Utilities	0.2
Cosmetics/Personal Care	0.2
Forest Products & Paper	0.1
Electronics	0.1
Gas	0.1
Coal	0.1
Biotechnology	0.1
Office/Business Equipment	0.0	*
Interactive Media & Services	0.0	*
Containers & Packaging	0.0	*

	105.9
Liabilities in excess of other assets	(5.9)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$4,366,198*	—	$ —
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,767,320	Unrealized depreciation on OTC forward foreign currency exchange contracts	415,074

See Notes to Financial Statements.

PGIM High Yield Fund 35

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$9,643,414	*	Due from/to broker-variation margin futures	$202,449	*

		$15,776,932			$617,523

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$844,387	$—	$—	$44,461,756
Foreign exchange contracts	—	—	(1,430,017)	—
Interest rate contracts	—	18,436,778	—	(6,448,956)

Total	$844,387	$18,436,778	$(1,430,017)	$38,012,800

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(23,544,731)
Foreign exchange contracts	—	1,467,580	—
Interest rate contracts	1,011,257	—	3,370,989

Total	$1,011,257	$1,467,580	$(20,173,742)

For the six months ended February 28, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (1)	$ 41,760,000
Futures Contracts - Long Positions (1)	2,430,386,184
Futures Contracts - Short Positions (1)	16,742,778
Forward Foreign Currency Exchange Contracts - Purchased (2)	174,798,250
Forward Foreign Currency Exchange Contracts - Sold (2)	348,946,843
Credit Default Swap Agreements - Sell Protection (1)	1,105,802,833
Total Return Swap Agreements (1)	156,266,667

*	Average volume is based on average quarter end balances for the six months ended February 28, 2026.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

See Notes to Financial Statements.

PGIM High Yield Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$1,402,474,013	$(1,402,474,013)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
CITI	$959,268	$—	$959,268	$(870,931)	$88,337
HSBC	657,853	(233,086)	424,767	(424,767)	—
SSB	150,199	(181,988)	(31,789)	—	(31,789)

	$1,767,320	$(415,074)	$1,352,246	$(1,295,698)	$56,548

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM High Yield Fund 37

PGIM High Yield Fund

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets
Investments at value, including securities on loan of $1,402,474,013:
Unaffiliated investments (cost $20,137,212,959)	$20,093,800,058
Affiliated investments (cost $2,649,000,069)	2,650,611,522
Cash	1,303,164
Foreign currency, at value (cost $1,214,830)	1,214,221
Dividends and interest receivable	301,979,766
Receivable for Fund shares sold	54,796,069
Due from broker—variation margin futures	5,827,580
Receivable for investments sold	5,717,881
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,767,320
Unrealized appreciation on unfunded loan commitments	48,087
Prepaid expenses	79,404

Total Assets	23,117,145,072

Liabilities
Payable to broker for collateral for securities on loan	1,434,262,931
Payable for investments purchased	115,527,909
Payable for Fund shares purchased	60,215,412
Dividends and Distributions payable	9,879,576
Accrued expenses and other liabilities	6,578,473
Management fee payable	5,732,544
Due to broker—variation margin swaps	4,702,344
Distribution fee payable	450,572
Unrealized depreciation on OTC forward foreign currency exchange contracts	415,074
Unrealized depreciation on unfunded loan commitments	353,978
Affiliated transfer agent fee payable	107,587
Directors’ fees payable	12,636

Total Liabilities	1,638,239,036

Net Assets	$21,478,906,036

Net assets were comprised of:
Common stock, at par	$44,283,079
Paid-in capital in excess of par	23,599,485,471
Total distributable earnings (loss)	(2,164,862,514)

Net assets, February 28, 2026	$21,478,906,036

See Notes to Financial Statements.

PGIM High Yield Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of February 28, 2026

Class A
Net asset value and redemption price per share, ($1,432,904,673 ÷ 295,760,759 shares of common stock issued and outstanding)	$4.84
Maximum sales charge (3.25% of offering price)	0.16

Maximum offering price to public	$5.00

Class C
Net asset value, offering price and redemption price per share, ($184,174,666 ÷ 38,063,155 shares of common stock issued and outstanding)	$4.84

Class R
Net asset value, offering price and redemption price per share, ($76,116,511 ÷ 15,720,032 shares of common stock issued and outstanding)	$4.84

Class Z
Net asset value, offering price and redemption price per share, ($9,016,309,738 ÷ 1,856,562,508 shares of common stock issued and outstanding)	$4.86

Class R2
Net asset value, offering price and redemption price per share, ($22,437,782 ÷ 4,626,314 shares of common stock issued and outstanding)	$4.85

Class R4
Net asset value, offering price and redemption price per share, ($35,370,376 ÷ 7,294,986 shares of common stock issued and outstanding)	$4.85

Class R6
Net asset value, offering price and redemption price per share, ($10,711,592,290 ÷ 2,210,280,146 shares of common stock issued and outstanding)	$4.85

See Notes to Financial Statements.

PGIM High Yield Fund 39

PGIM High Yield Fund

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)
Income
Interest income (net of $200,820 foreign withholding tax)	$699,962,587
Affiliated dividend income	13,938,087
Income from securities lending, net (including affiliated income of $1,672,926)	1,682,400
Unaffiliated dividend income	314,275

Total income	715,897,349

Expenses
Management fee	37,684,863
Distribution fee(a)	3,019,170
Shareholder servicing fees(a)	30,186
Transfer agent’s fees and expenses (including affiliated expense of $264,559)(a)	6,414,557
Custodian and accounting fees	646,682
Shareholders’ reports	479,339
Registration fees(a)	214,475
Professional fees	135,383
Directors’ fees	130,078
Audit fee	26,227
SEC registration fees	6,134
Miscellaneous	139,434

Total expenses	48,926,528
Less: Fee waiver and/or expense reimbursement(a)	(490,968)
Distribution fee waiver(a)	(92,213)

Net expenses	48,343,347

Net investment income (loss)	667,554,002

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(775))	(164,295,148)
Futures transactions	18,436,778
Forward currency contract transactions	(1,430,017)
Options written transactions	844,387
Swap agreement transactions	38,012,800
Foreign currency transactions	(198,109)

(108,629,309)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $730,300)	(23,684,387)
Futures	1,011,257
Forward currency contracts	1,467,580
Swap agreements	(20,173,742)
Foreign currencies	472,981
Unfunded loan commitments	(438,778)

(41,345,089)

Net gain (loss) on investment and foreign currency transactions	(149,974,398)

Net Increase (Decrease) In Net Assets Resulting From Operations	$517,579,604

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	1,785,978	924,987	276,640	—	31,565	—	—
Shareholder servicing fees	—	—	—	—	12,626	17,560	—
Transfer agent’s fees and expenses	776,822	78,839	55,656	5,231,488	24,053	30,127	217,572
Registration fees	26,580	10,920	4,281	92,463	4,891	4,700	70,640
Fee waiver and/or expense reimbursement	(32,870)	(4,252)	(1,723)	(202,002)	(5,754)	(2,570)	(241,797)
Distribution fee waiver	—	—	(92,213)	—	—	—	—

See Notes to Financial Statements.

PGIM High Yield Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$667,554,002	$1,326,148,331
Net realized gain (loss) on investment and foreign currency transactions	(108,629,309)	(482,352,531)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(41,345,089)	924,298,466

Net increase (decrease) in net assets resulting from operations	517,579,604	1,768,094,266

Dividends and Distributions
Distributions from distributable earnings
Class A	(47,752,013)	(101,151,257)
Class C	(5,503,697)	(12,001,299)
Class R	(2,354,734)	(4,513,898)
Class Z	(299,354,590)	(598,241,017)
Class R2	(822,975)	(1,849,293)
Class R4	(1,185,961)	(2,659,393)
Class R6	(367,182,009)	(720,224,807)

	(724,155,979)	(1,440,640,964)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	4,211,871,246	6,262,865,517
Net asset value of shares issued in reinvestment of dividends and distributions	656,921,215	1,306,977,524
Cost of shares purchased	(3,920,167,955)	(6,350,668,310)

Net increase (decrease) in net assets from Fund share transactions	948,624,506	1,219,174,731

Total increase (decrease)	742,048,131	1,546,628,033

Net Assets:
Beginning of period	20,736,857,905	19,190,229,872

End of period	$21,478,906,036	$20,736,857,905

See Notes to Financial Statements.

PGIM High Yield Fund 41

PGIM High Yield Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28, 2026
			Year Ended August 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.89		$4.81	$4.62	$4.70	$5.60	$5.36
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.31	0.30	0.30	0.27	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04)		0.11	0.22	(0.06)	(0.83)	0.29
Total from investment operations	0.11		0.42	0.52	0.24	(0.56)	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.34)	(0.33)	(0.32)	(0.28)	(0.31)
Distributions from net realized gains	-		-	-	-	(0.06)	(0.02)
Total dividends and distributions	(0.16)		(0.34)	(0.33)	(0.32)	(0.34)	(0.33)
Net asset value, end of period	$4.84		$4.89	$4.81	$4.62	$4.70	$5.60
Total Return(b):	2.31%		9.07%	11.75%	5.34%	(10.37)%	10.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,432,905		$1,455,527	$1,439,105	$1,389,896	$1,482,194	$1,845,347
Average net assets (000)	$1,440,623		$1,431,713	$1,390,022	$1,406,761	$1,692,604	$1,758,634
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.73	%(d)	0.74%	0.74%	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.73	%(d)	0.74%	0.74%	0.75%	0.75%	0.75%
Net investment income (loss)	6.14	%(d)	6.48%	6.44%	6.52%	5.14%	5.01%
Portfolio turnover rate(e)	27%		49%	42%	22%	38%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.89		$4.81	$4.62	$4.69	$5.59	$5.35
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.28	0.27	0.27	0.23	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04)		0.10	0.22	(0.05)	(0.83)	0.29
Total from investment operations	0.09		0.38	0.49	0.22	(0.60)	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.30)	(0.30)	(0.29)	(0.24)	(0.27)
Distributions from net realized gains	-		-	-	-	(0.06)	(0.02)
Total dividends and distributions	(0.14)		(0.30)	(0.30)	(0.29)	(0.30)	(0.29)
Net asset value, end of period	$4.84		$4.89	$4.81	$4.62	$4.69	$5.59
Total Return(b):	1.94%		8.50%	10.72%	4.81%	(11.04)%	10.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$184,175		$186,209	$194,627	$203,122	$228,267	$285,550
Average net assets (000)	$186,531		$189,529	$195,748	$213,856	$265,453	$276,522
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.47	%(d)	1.47%	1.47%	1.47%	1.47%	1.46%
Expenses before waivers and/or expense reimbursement	1.47	%(d)	1.47%	1.47%	1.47%	1.47%	1.46%
Net investment income (loss)	5.41	%(d)	5.74%	5.71%	5.80%	4.41%	4.29%
Portfolio turnover rate(e)	27%		49%	42%	22%	38%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 43

PGIM High Yield Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.89		$4.81	$4.62	$4.69	$5.59	$5.36
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.30	0.29	0.29	0.25	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04)		0.10	0.22	(0.06)	(0.82)	0.28
Total from investment operations	0.10		0.40	0.51	0.23	(0.57)	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.32)	(0.32)	(0.30)	(0.27)	(0.29)
Distributions from net realized gains	-		-	-	-	(0.06)	(0.02)
Total dividends and distributions	(0.15)		(0.32)	(0.32)	(0.30)	(0.33)	(0.31)
Net asset value, end of period	$4.84		$4.89	$4.81	$4.62	$4.69	$5.59
Total Return(b):	2.16%		8.73%	11.41%	5.25%	(10.67)%	10.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$76,117		$71,777	$65,101	$62,119	$65,159	$80,110
Average net assets (000)	$74,382		$66,948	$62,804	$61,679	$74,379	$75,371
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	1.03	%(d)	1.05%	1.05%	1.06%	1.06%	1.04%
Expenses before waivers and/or expense reimbursement	1.28	%(d)	1.30%	1.30%	1.31%	1.31%	1.29%
Net investment income (loss)	5.84	%(d)	6.16%	6.13%	6.21%	4.83%	4.71%
Portfolio turnover rate(e)	27%		49%	42%	22%	38%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.90		$4.82	$4.63	$4.71	$5.61	$5.37
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.32	0.31	0.31	0.28	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.02)		0.11	0.22	(0.06)	(0.82)	0.29
Total from investment operations	0.13		0.43	0.53	0.25	(0.54)	0.58
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.35)	(0.34)	(0.33)	(0.30)	(0.32)
Distributions from net realized gains	-		-	-	-	(0.06)	(0.02)
Total dividends and distributions	(0.17)		(0.35)	(0.34)	(0.33)	(0.36)	(0.34)
Net asset value, end of period	$4.86		$4.90	$4.82	$4.63	$4.71	$5.61
Total Return(b):	2.64%		9.32%	12.00%	5.60%	(10.12)%	11.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,016,310		$8,507,666	$8,004,472	$8,520,420	$9,297,381	$12,845,347
Average net assets (000)	$8,718,770		$8,194,763	$8,146,187	$8,663,429	$11,828,293	$11,069,596
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.50	%(d)	0.51%	0.51%	0.51%	0.51%	0.50%
Expenses before waivers and/or expense reimbursement	0.50	%(d)	0.51%	0.51%	0.51%	0.51%	0.50%
Net investment income (loss)	6.38	%(d)	6.71%	6.66%	6.76%	5.37%	5.22%
Portfolio turnover rate(e)	27%		49%	42%	22%	38%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 45

PGIM High Yield Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.90		$4.82	$4.63	$4.70	$5.60	$5.37
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.30	0.29	0.29	0.26	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.03)		0.11	0.23	(0.05)	(0.83)	0.29
Total from investment operations	0.11		0.41	0.52	0.24	(0.57)	0.55
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.33)	(0.33)	(0.31)	(0.27)	(0.30)
Distributions from net realized gains	-		-	-	-	(0.06)	(0.02)
Total dividends and distributions	(0.16)		(0.33)	(0.33)	(0.31)	(0.33)	(0.32)
Net asset value, end of period	$4.85		$4.90	$4.82	$4.63	$4.70	$5.60
Total Return(b):	2.22%		8.88%	11.56%	5.40%	(10.51)%	10.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,438		$26,222	$27,071	$23,440	$38,316	$44,289
Average net assets (000)	$25,461		$26,812	$24,360	$33,366	$43,115	$34,097
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91	%(d)	0.91%	0.91%	0.91%	0.91%	0.91%
Expenses before waivers and/or expense reimbursement	0.96	%(d)	0.95%	0.94%	0.92%	0.92%	0.91%
Net investment income (loss)	5.97	%(d)	6.31%	6.27%	6.35%	4.99%	4.77%
Portfolio turnover rate(e)	27%		49%	42%	22%	38%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.90		$4.82	$4.63	$4.70	$5.60	$5.36
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.32	0.30	0.30	0.27	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04)		0.10	0.23	(0.05)	(0.82)	0.29
Total from investment operations	0.11		0.42	0.53	0.25	(0.55)	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.34)	(0.34)	(0.32)	(0.29)	(0.31)
Distributions from net realized gains	-		-	-	-	(0.06)	(0.02)
Total dividends and distributions	(0.16)		(0.34)	(0.34)	(0.32)	(0.35)	(0.33)
Net asset value, end of period	$4.85		$4.90	$4.82	$4.63	$4.70	$5.60
Total Return(b):	2.35%		9.38%	11.61%	5.66%	(10.28)%	10.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,370		$38,107	$38,025	$32,930	$33,423	$31,793
Average net assets (000)	$35,411		$37,205	$34,955	$32,736	$34,464	$24,783
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0..66	%(d)	0.66%	0.66%	0.66%	0.66%	0.66%
Expenses before waivers and/or expense reimbursement	0.67	%(d)	0.67%	0.67%	0.67%	0.69%	0.67%
Net investment income (loss)	6.22	%(d)	6.56%	6.52%	6.61%	5.27%	5.05%
Portfolio turnover rate(e)	27%		49%	42%	22%	38%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund 47

PGIM High Yield Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.89		$4.81	$4.62	$4.70	$5.60	$5.36
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.33	0.32	0.32	0.29	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.03)		0.11	0.22	(0.06)	(0.83)	0.29
Total from investment operations	0.13		0.44	0.54	0.26	(0.54)	0.59
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.36)	(0.35)	(0.34)	(0.30)	(0.33)
Distributions from net realized gains	-		-	-	-	(0.06)	(0.02)
Total dividends and distributions	(0.17)		(0.36)	(0.35)	(0.34)	(0.36)	(0.35)
Net asset value, end of period	$4.85		$4.89	$4.81	$4.62	$4.70	$5.60
Total Return(b):	2.70%		9.46%	12.16%	5.73%	(10.03)%	11.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,711,592		$10,451,351	$9,421,829	$7,742,206	$7,494,727	$8,711,897
Average net assets (000)	$10,517,204		$9,730,934	$8,261,633	$7,742,669	$8,544,222	$8,959,961
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.38	%(d)	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses before waivers and/or expense reimbursement	0.38	%(d)	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income (loss)	6.50	%(d)	6.83%	6.80%	6.89%	5.52%	5.39%
Portfolio turnover rate(e)	27%		49%	42%	22%	38%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.1%

ASSET-BACKED SECURITIES 0.3%

Collateralized Loan Obligations

Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	4.962%(c)	10/15/32	6,572	$6,583,585

OFSI BSL Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.862(c)	07/15/31	6,544	6,547,381

Sound Point CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968(c)	10/26/31	4,154	4,156,664

TOTAL ASSET-BACKED SECURITIES (cost $17,270,355)				17,287,630

CORPORATE BONDS 79.9%

Advertising 0.3%

Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.875	04/01/30	2,300	2,423,888
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A(a)	9.290	04/15/29	11,050	11,083,516
Sr. Sec’d. Notes, 144A	9.500	02/15/33	3,035	2,974,212

				16,481,616

Aerospace & Defense 0.6%

ATI, Inc.,

Sr. Unsec’d. Notes	7.250	08/15/30	1,761	1,843,903
Bombardier, Inc. (Canada),

Sr. Unsec’d. Notes, 144A	6.000	02/15/28	8,917	8,909,153

Sr. Unsec’d. Notes, 144A	7.500	02/01/29	2,995	3,110,607
TransDigm, Inc.,

Gtd. Notes	4.625	01/15/29	3,918	3,903,647

Sr. Sec’d. Notes, 144A	6.375	03/01/29	8,910	9,161,176

Sr. Sec’d. Notes, 144A	6.750	08/15/28	4,750	4,834,019

				31,762,505

Airlines 1.5%

American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	6,100	6,215,719
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	3,236	3,240,133
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	6,895	6,965,191
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	15,085	15,193,002
Gtd. Notes	5.375	03/01/31	3,935	4,010,332
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.625	04/15/29	12,400	12,404,368
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	3,557	3,293,106
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	14,033	14,072,292
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	13,862	14,299,069

				79,693,212

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 49

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Apparel 0.7%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125%	11/15/29	11,706	$11,152,784
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	28,282	26,690,604

				37,843,388

Auto Manufacturers 1.3%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	20,425	20,276,976
Sr. Unsec’d. Notes	5.800	03/08/29	2,150	2,214,233
Sr. Unsec’d. Notes	6.800	05/12/28	525	549,086
New Flyer Holdings, Inc. (Canada),
Sec’d. Notes, 144A	9.250	07/01/30	2,825	3,053,514
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28	6,635	6,677,857
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A(a)	4.345	09/17/27	16,930	16,803,025
Sr. Unsec’d. Notes, 144A(a)	7.500	07/17/30	10,035	10,581,105
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	11,225	10,510,887

				70,666,683

Auto Parts & Equipment 1.0%

Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A	7.000	04/15/28	5,541	5,651,100
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	4,585	4,756,250
Sr. Sec’d. Notes, 144A	6.750	02/15/30	500	523,730
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	7,250	7,500,847
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A	5.750	08/15/32	2,660	2,721,647
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	21,962	21,962,134
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	6,000	6,009,471
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A	7.500	03/24/31	2,785	2,860,167

				51,985,346

Banks 0.7%

Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	16,050	16,052,127
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	5,000	5,439,431
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	7.250	03/13/28	13,700	14,230,053

				35,721,611

Building Materials 1.1%

Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000	03/01/30	1,490	1,480,636
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	1,500	748,326
CP Atlas Buyer, Inc.,
Sr. Sec’d. Notes, 144A	9.750	07/15/30	2,135	2,135,936

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

Griffon Corp.,
Gtd. Notes	5.750%	03/01/28	6,375	$6,368,964
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	4,520	3,671,207
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	7,470	7,764,634
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	3,135	3,134,840
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	08/01/33	235	239,308
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/31	1,900	1,754,876
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	24,025	23,182,624
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	5,800	5,785,598

				56,266,949

Chemicals 1.5%

Celanese US Holdings LLC,
Gtd. Notes	1.400	08/05/26	13,791	13,556,004
Cornerstone Chemical Co. LLC,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^(x)	10.000	05/07/29	3,426	2,912,422
Hercules LLC,
Jr. Sub. Notes	6.500	06/30/29	2,005	2,024,410
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	7.000	12/01/31	11,280	12,022,224
Sr. Unsec’d. Notes, 144A	9.000	02/15/30	4,370	4,642,863
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	19,207	18,684,692
Sr. Sec’d. Notes, 144A	7.250	06/15/31	2,422	2,479,212
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	3,650	3,583,550
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A	5.000	10/30/29	3,650	3,595,250
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.125	03/15/27	14,392	14,207,243

				77,707,870

Coal 0.1%

Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	7,724	7,154,355

Commercial Services 4.4%

Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/31	17,910	18,920,800
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875	06/15/30	9,015	9,386,987
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	15,516	15,314,137
Sr. Sec’d. Notes, 144A	4.625	06/01/28	10,450	10,335,782
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	4,340	4,113,911
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	4,020	3,844,699
Gtd. Notes, 144A(a)	6.500	01/15/31	17,060	17,130,479
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28	1,020	997,259
Gtd. Notes, 144A(a)	5.750	07/15/27	5,699	5,688,964
Gtd. Notes, 144A(a)	5.750	07/15/27	12,078	12,065,917

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 51

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Block, Inc.,
Sr. Unsec’d. Notes, 144A	5.625%	08/15/30	6,805	$6,893,774
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A(a)	4.875	07/01/29	1,700	1,396,860
Sr. Sec’d. Notes, 144A(a)	3.875	07/01/28	16,960	15,869,582
Covista, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	4,078	4,078,000
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	10,025	10,279,408
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31	9,770	9,904,580
Gtd. Notes, 144A(a)	6.625	06/15/29	4,935	5,095,459
Gtd. Notes, 144A	7.000	06/15/30	11,415	11,958,955
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	993	905,551
Sr. Sec’d. Notes, 144A(a)	12.625	07/15/29	3,100	2,854,869
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	4,259	4,257,510
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	10,050	10,006,630
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31	18,702	18,019,563
Gtd. Notes	4.000	07/15/30	3,600	3,503,267
Gtd. Notes	4.875	01/15/28	1,075	1,074,259
Sec’d. Notes	3.875	11/15/27	7,858	7,801,352
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A(a)	10.500	11/30/30	9,775	10,475,801
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.500	08/15/30	11,416	11,349,548
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	1,300	1,342,543
Sr. Sec’d. Notes, 144A	6.625	04/15/30	2,000	2,070,008

				236,936,454

Computers 0.9%

Crowdstrike Holdings, Inc.,
Gtd. Notes	3.000	02/15/29	7,825	7,436,067
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.500	06/01/31	10,185	9,959,286
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	11,006	11,807,158
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	18,655	18,345,909
Gtd. Notes, 144A	5.125	04/15/29	1,577	1,545,897

				49,094,317

Cosmetics/Personal Care 0.1%

P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	3,592	3,591,074

Distribution/Wholesale 0.1%

Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A	8.000	06/01/29	2,465	2,337,806
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A	8.500	06/15/30	4,868	5,106,435

				7,444,241

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services 6.8%

Azorra Finance Ltd.,
Gtd. Notes, 144A(a)	7.250%	01/15/31	3,425	$3,574,844
Gtd. Notes, 144A	7.750	04/15/30	4,365	4,572,338
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A(a)	6.750	05/15/31	2,210	2,255,398
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A(a)	6.625	04/15/31	2,525	2,555,067
Sr. Sec’d. Notes, 144A(a)	8.500	05/15/30	800	856,191
Sr. Sec’d. Notes, 144A(a)	9.250	04/01/29	13,242	13,906,019
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31	8,145	7,859,305
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	9,410	9,827,550
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	21,805	22,050,306
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	4,150	4,225,219
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	10,479	10,998,968
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	2,040	1,798,954
Gtd. Notes, 144A(a)	6.875	02/15/31	5,380	4,640,250
Gtd. Notes, 144A	9.250	12/01/28	9,365	9,281,558
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	6,155	5,476,719
Sr. Unsec’d. Notes, 144A(a)	7.625	07/01/29	8,840	8,287,500
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	5,750	5,605,910
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	7,100	7,483,859
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	18,190	17,300,091
Sr. Unsec’d. Notes	5.000	03/15/27	14,848	14,601,483
Sr. Unsec’d. Notes	6.750	06/15/26	8,700	8,719,415
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	6,795	6,713,231
Gtd. Notes	3.875	09/15/28	17,269	16,708,412
Gtd. Notes	4.000	09/15/30	4,075	3,762,014
Gtd. Notes	5.375	11/15/29	7,600	7,516,269
Gtd. Notes	6.125	05/15/30	3,835	3,848,580
Gtd. Notes	6.625	01/15/28	6,036	6,163,069
Gtd. Notes	6.625	05/15/29	3,950	4,038,725
Gtd. Notes	6.750	03/15/32	10,150	10,237,801
Gtd. Notes(a)	6.750	09/15/33	6,050	6,005,501
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	22,930	22,043,784
Gtd. Notes, 144A	7.125	11/15/30	3,375	3,468,995
Gtd. Notes, 144A	7.875	12/15/29	7,142	7,494,300
PHH Escrow Issuer LLC/PHH Corp.,
Gtd. Notes, 144A	9.875	11/01/29	1,000	1,005,000
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	10,575	10,647,972
Gtd. Notes, 144A	8.875	01/31/30	5,143	5,232,848
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	15,675	16,071,995
Gtd. Notes, 144A	6.500	08/01/29	4,145	4,259,833
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	2.875	10/15/26	23,919	23,634,715
Gtd. Notes, 144A(a)	3.625	03/01/29	13,599	13,093,833
Gtd. Notes, 144A	3.875	03/01/31	15,600	14,660,805
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A	5.750	06/15/27	897	892,609

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 53

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

UWM Holdings LLC,
Gtd. Notes, 144A(a)	6.250%	03/15/31	7,695	$7,422,046
Gtd. Notes, 144A(a)	6.625	02/01/30	3,205	3,180,297

				363,979,578

Electric 3.9%

Calpine LLC,
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	19,970	19,971,587
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	250	253,808
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	9,899	9,901,821
Gtd. Notes, 144A	3.375	02/15/29	13,025	12,547,696
Gtd. Notes, 144A	3.625	02/15/31	1,825	1,724,446
Gtd. Notes, 144A	5.250	06/15/29	28,525	28,630,166
Gtd. Notes, 144A	5.750	07/15/29	10,250	10,274,153
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28	19,679	19,630,580
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	19,490	19,282,243
Gtd. Notes, 144A	5.000	07/31/27	58,096	58,095,619
Gtd. Notes, 144A	5.625	02/15/27	9,800	9,794,698
VoltaGrid LLC,
Sec’d. Notes, 144A(a)	7.375	11/01/30	19,110	19,946,115

				210,052,932

Electrical Components & Equipment 0.6%

Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.375	03/31/29	7,307	7,095,056
Gtd. Notes, 144A(a)	4.750	06/15/28	12,197	12,096,703
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31	2,660	2,668,467
Gtd. Notes, 144A	6.375	03/15/29	2,790	2,869,358
Gtd. Notes, 144A	7.250	06/15/28	4,602	4,636,940

				29,366,524

Electronics 0.1%

Sensata Technologies BV,
Gtd. Notes, 144A	4.000	04/15/29	7,400	7,234,314

Entertainment 3.0%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29	38,440	37,579,139
Sr. Sec’d. Notes, 144A(a)	7.000	02/15/30	24,449	25,075,439
Churchill Downs, Inc.,
Gtd. Notes, 144A	4.750	01/15/28	780	777,473
Sr. Unsec’d. Notes, 144A	5.750	04/01/30	4,500	4,536,069
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	3,850	3,784,885
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	6,575	6,459,291
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	16,978	16,687,565
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29	4,050	3,821,143
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	24,496	24,507,690

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Rivers Enterprise Borrower LLC,
Sr. Sec’d. Notes, 144A	6.250%	10/15/30		3,915	$ 4,000,851
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	03/01/30		7,900	7,165,080
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A	9.250	07/01/32		13,550	14,465,962
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	5.125	10/01/29		10,525	10,602,276
Gtd. Notes, 144A(a)	7.125	02/15/31		1,850	1,998,649

					161,461,512

Environmental Control 1.2%

Clean Harbors, Inc.,
Gtd. Notes, 144A	6.375	02/01/31		13,947	14,315,291
GFL Environmental, Inc.,
Gtd. Notes, 144A(a)	4.000	08/01/28		6,020	5,926,750
Gtd. Notes, 144A	4.375	08/15/29		10,471	10,271,423
Gtd. Notes, 144A	4.750	06/15/29		6,125	6,081,390
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A	4.125	06/30/28		1,539	1,519,672
Sr. Unsec’d. Notes, 144A	5.875	06/30/29		4,755	4,744,727
Reworld Holding Corp.,
Gtd. Notes, 144A	4.875	12/01/29		20,455	19,715,005

					62,574,258

Foods 0.9%

Albertson’s Cos., Inc.,
Gtd. Notes, 144A	5.625	03/31/32		5,285	5,305,276
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	3.500	03/15/29		1,325	1,278,322
Gtd. Notes, 144A	5.500	03/31/31		2,710	2,728,373
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		18,092	17,562,127
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28		4,705	4,564,974
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes(a)	8.000	07/01/31	EUR	3,609	4,046,057
Sr. Sec’d. Notes	8.125	05/14/30	GBP	3,207	3,954,551
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		5,545	5,374,794
Gtd. Notes, 144A	4.875	05/15/28		4,100	4,103,950

					48,918,424

Forest Products & Paper 0.0%

Magnera Corp.,
Sr. Sec’d. Notes, 144A(a)	7.250	11/15/31		2,275	2,236,165

Gas 0.3%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		5,996	6,044,992
Sr. Unsec’d. Notes, 144A	9.500	06/01/30		6,769	7,248,642

					13,293,634

Healthcare-Services 3.9%

CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.250	05/15/30		13,000	12,494,282
Sr. Sec’d. Notes, 144A	6.000	01/15/29		7,702	7,686,907

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 55

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

DaVita, Inc.,
Gtd. Notes, 144A(a)	3.750%	02/15/31	8,180	$7,641,468
Gtd. Notes, 144A	4.625	06/01/30	57,542	56,324,727
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	9,334	9,128,830
Sr. Sec’d. Notes, 144A	8.375	02/15/32	2,170	2,346,784
Sr. Sec’d. Notes, 144A	9.875	08/15/30	13,615	14,561,495
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.500	02/15/31	325	326,267
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	8,462	6,217,580
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	4,426	4,313,458
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A(a)	9.375	09/01/29	16,795	17,554,216
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	22,775	22,401,494
Sr. Sec’d. Notes	4.375	01/15/30	50,175	49,250,734

				210,248,242

Home Builders 4.5%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	24,382	23,761,933
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	4,400	4,201,122
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	20,212	20,186,975
Gtd. Notes	7.250	10/15/29	9,592	9,781,303
Gtd. Notes, 144A(a)	7.500	03/15/31	4,300	4,421,391
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	5,935	5,558,602
Gtd. Notes, 144A	6.250	09/15/27	27,089	27,019,652
Dream Finders Homes, Inc.,
Gtd. Notes, 144A	6.875	09/15/30	5,630	5,756,776
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	12,045	12,412,975
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	11,400	11,411,799
KB Home,
Gtd. Notes	4.800	11/15/29	12,847	12,803,406
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	500	482,487
Gtd. Notes	4.950	02/01/28	8,591	8,532,157
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	11,500	11,207,095
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	6,540	6,821,055
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	3,975	4,191,671
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	10,625	10,581,556
Sr. Unsec’d. Notes	4.750	04/01/29	12,775	12,630,327
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	9,587	10,062,573
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	13,294	13,565,289
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	1,676	1,690,875

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Tri Pointe Homes, Inc.,
Gtd. Notes	5.250%	06/01/27	21,693	$21,825,278
Gtd. Notes	5.700	06/15/28	2,443	2,477,783

				241,384,080

Home Furnishings 0.3%

Whirlpool Corp.,
Sr. Unsec’d. Notes(a)	6.125	06/15/30	14,818	14,864,609
Sr. Unsec’d. Notes(a)	6.500	06/15/33	1,300	1,298,939

				16,163,548

Household Products/Wares 0.5%

ACCO Brands Corp.,
Gtd. Notes, 144A(a)	4.250	03/15/29	29,075	26,736,291

Housewares 0.4%

Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	17,265	17,320,685
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	3,180	3,346,985
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	2,400	2,281,104

				22,948,774

Insurance 1.2%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.250	02/15/29	5,000	4,759,959
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	12,061	12,085,655
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	4,420	4,416,478
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A(a)	6.375	02/15/29	12,513	12,730,596
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	10,947	10,623,086
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	8.000	12/31/32	6,900	7,259,201
Broadstreet Partners Group LLC,
Sr. Unsec’d. Notes, 144A	5.875	04/15/29	9,175	8,888,399
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A	5.625	12/01/29	3,725	3,667,857

				64,431,231

Internet 1.0%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	14,890	14,890,000
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	200,000
Gen Digital, Inc.,
Gtd. Notes, 144A(a)	6.750	09/30/27	8,975	9,060,677
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	3,720	3,473,808
Gtd. Notes, 144A	5.250	12/01/27	17,310	17,232,694
ION Platform Finance US, Inc./ION Platform Finance Sarl,
Sr. Sec’d. Notes, 144A	4.625	05/01/28	2,881	2,668,567
Sr. Sec’d. Notes, 144A	5.000	05/01/28	3,660	3,394,536

				50,920,282

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 57

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel 1.1%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625%	01/31/29	10,701	$10,780,937
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875	07/15/32	3,170	3,366,128
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	6,796	6,890,879
Gtd. Notes, 144A	6.875	11/01/29	10,670	10,987,606
Gtd. Notes, 144A(a)	7.000	03/15/32	2,295	2,332,356
Gtd. Notes, 144A(a)	7.500	09/15/31	2,465	2,572,736
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	3,855	3,766,937
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A(a)	7.000	04/01/31	3,030	3,184,379
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	10,158	10,637,356
Sr. Unsec’d. Notes, 144A, MTN(a)	8.000	11/01/27	4,783	4,879,712
Sr. Unsec’d. Notes, 144A, MTN(a)	8.500	05/01/30	1,700	1,758,905

				61,157,931

Leisure Time 1.8%

Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	22,840	23,150,482
Gtd. Notes, 144A	5.750	03/15/30	6,226	6,421,061
Gtd. Notes, 144A	5.750	08/01/32	6,000	6,226,620
Sr. Sec’d. Notes, 144A	4.000	08/01/28	6,275	6,229,976
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	7.000	09/15/30	3,420	3,584,012
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A(a)	6.250	03/01/30	9,715	9,954,669
Sr. Unsec’d. Notes, 144A(a)	6.750	02/01/32	4,890	5,029,365
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	8,875	9,463,146
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	13,325	13,344,455
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,575	1,572,606
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	11,350	11,320,263

				96,296,655

Lodging 2.4%

Boyd Gaming Corp.,
Gtd. Notes	4.750	12/01/27	1,725	1,722,563
Gtd. Notes, 144A	4.750	06/15/31	9,355	9,155,340
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	5.875	04/01/29	1,400	1,432,696
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	9,634	9,630,210
Gtd. Notes(a)	4.750	10/15/28	13,589	13,593,752
Gtd. Notes	5.500	04/15/27	22,250	22,452,779
Gtd. Notes(a)	6.125	09/15/29	20,200	20,756,871
Station Casinos LLC,
Gtd. Notes, 144A	4.500	02/15/28	7,175	7,156,742
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A	5.625	03/01/33	2,490	2,505,556
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A	5.250	05/15/27	10,800	10,846,958

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500%	10/01/27	17,000	$16,994,135
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	14,241	14,220,635

				130,468,237

Machinery-Construction & Mining 0.2%
Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	10,970	10,962,886
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A	4.125	11/15/28	2,005	1,998,319

				12,961,205

Machinery-Diversified 0.3%
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	9,365	9,910,785
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A(a)	5.250	07/15/27	4,425	4,419,176

				14,329,961

Media 2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	9,895	9,874,007
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	17,275	17,233,632
Sr. Unsec’d. Notes, 144A(a)	5.125	05/01/27	10,544	10,554,996
Sr. Unsec’d. Notes, 144A	6.375	09/01/29	9,050	9,168,015
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	119,523
Gtd. Notes, 144A	4.125	12/01/30	200	123,108
Gtd. Notes, 144A	5.375	02/01/28	6,550	4,716,761
Gtd. Notes, 144A	5.500	04/15/27	13,501	11,422,125
Gtd. Notes, 144A	6.500	02/01/29	710	448,113
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	74,012
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	838	471,122
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29	175	155,785
Gtd. Notes(x)	7.375	07/01/28	125	120,879
Gtd. Notes(x)	7.750	07/01/26	38,800	38,382,485
DISH Network Corp.,
Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27	10,000	10,328,792
Gray Media, Inc.,
Sec’d. Notes, 144A	9.625	07/15/32	2,600	2,701,731
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A, PIK 9.250%(x)	9.250	03/25/30	1,671	1,219,221
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A	8.125	02/15/33	450	468,514
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28	16,915	17,400,720
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	05/15/29	15,825	15,372,088

				150,355,629

Mining 2.3%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	3,800	4,014,537
Unsec’d. Notes, 144A	11.500	10/01/31	4,635	5,110,217

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 59

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Century Aluminum Co.,
Sr. Sec’d. Notes, 144A	6.875%	08/01/32	755	$781,042
Coeur Mining, Inc.,
Gtd. Notes, 144A	5.125	02/15/29	4,075	4,057,958
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	4,300	4,317,049
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(a)	8.625	06/01/31	17,579	18,428,241
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	2,754	2,756,371
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	52,225	52,134,651
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.875	04/01/32	2,085	2,209,954
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	18,325	17,758,803
Gtd. Notes, 144A	6.875	01/30/30	2,655	2,740,715
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.250	05/01/30	9,345	9,879,347

				124,188,885

Miscellaneous Manufacturing 0.5%
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	3,520	3,638,744
Entegris, Inc.,
Gtd. Notes, 144A	4.375	04/15/28	3,725	3,689,689
Sr. Sec’d. Notes, 144A	4.750	04/15/29	11,150	11,163,409
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	6,960	7,166,972

				25,658,814

Oil & Gas 5.3%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.500	10/01/29	8,215	8,647,089
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	9,709	11,629,124
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	23,635	22,785,371
Gtd. Notes, 144A	6.750	03/01/29	10,039	10,007,946
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.750	07/31/29	1,175	1,183,980
Gtd. Notes, 144A	9.250	02/15/28	6,565	6,739,941
Gtd. Notes, 144A	9.750	10/15/30	3,537	3,802,620
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A	8.500	10/01/30	8,865	9,411,971
Expand Energy Corp.,
Gtd. Notes	5.375	03/15/30	4,030	4,093,230
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	10,621	10,647,941
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	3,175	3,129,918
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	1,810	1,765,564
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	9,249	9,329,381
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	400	421,666
Nabors Industries, Inc.,
Gtd. Notes, 144A	9.125	01/31/30	8,947	9,410,585
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29	1,459	1,437,568

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
New Generation Gas Gathering LLC, (cont’d.)
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417%(c)	09/30/29	1,751		$1,725,081
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29	1,459		1,437,567
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29	438		431,269
Noble Finance II LLC,
Gtd. Notes, 144A(a)	8.000	04/15/30	10,476		10,906,883
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27	5,480		5,513,748
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	6,970		7,027,363
SM Energy Co.,
Gtd. Notes, 144A	5.000	10/15/26	9,510		9,510,090
Gtd. Notes, 144A(a)	6.750	08/01/29	2,350		2,403,512
Gtd. Notes, 144A	8.375	07/01/28	12,055		12,459,113
Gtd. Notes, 144A	8.625	11/01/30	5,450		5,768,701
Gtd. Notes, 144A	8.750	07/01/31	1,160		1,216,294
Sunoco LP,
Gtd. Notes, 144A	5.625	03/15/31	2,590		2,613,183
Gtd. Notes, 144A	7.000	05/01/29	4,295		4,456,322
Sr. Unsec’d. Notes, 144A	4.500	10/01/29	9,550		9,414,072
Sr. Unsec’d. Notes, 144A	5.875	07/15/27	19,798		19,802,782
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	2,750		2,707,657
Gtd. Notes	4.500	04/30/30	2,595		2,540,232
Gtd. Notes	5.875	03/15/28	1,490		1,490,123
Gtd. Notes	6.000	04/15/27	6,575		6,580,832
Gtd. Notes, 144A	7.000	09/15/28	12,695		13,040,223
Transocean Aquila Ltd.,
Sr. Sec’d. Notes, 144A	8.000	09/30/28	3,218		3,289,576
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29	15,795		16,407,056
Gtd. Notes, 144A	8.500	05/15/31	8,010		8,470,575
Sr. Sec’d. Notes, 144A	7.875	10/15/32	1,625		1,740,814
Sr. Sec’d. Notes, 144A	8.750	02/15/30	7,862		8,215,477
Transocean Titan Financing Ltd.,
Sr. Sec’d. Notes, 144A	8.375	02/01/28	4,903		4,990,177
Valaris Ltd.,
Sec’d. Notes, 144A(a)	8.375	04/30/30	4,850		5,086,438

					283,689,055

Oil & Gas Services 0.3%
SESI LLC,
Sr. Sec’d. Notes, 144A(a)	7.875	09/30/30	2,980		3,042,674
Tidewater, Inc.,
Gtd. Notes, 144A	9.125	07/15/30	10,150		10,955,227

					13,997,901

Packaging & Containers 2.2%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27(d)	—	(r)	—
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	12.000	12/01/30	8,803		8,505,899
Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.500%	12.000	12/01/30 EUR	4,750		5,419,232
Sr. Sec’d. Notes, 144A	9.500	12/01/30	7,001		7,578,349
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A	3.250	09/01/28	200		192,882
Sr. Sec’d. Notes, 144A	6.250	01/30/31	2,010		2,054,180

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 61

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
Ball Corp.,
Gtd. Notes	6.000%	06/15/29	8,855	$9,127,898
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	12,405	12,389,824
Sr. Sec’d. Notes, 144A	6.750	04/15/32	3,350	3,374,274
Sr. Sec’d. Notes, 144A	6.875	01/15/30	700	711,248
Graphic Packaging International LLC,
Gtd. Notes, 144A	3.500	03/15/28	3,550	3,451,079
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28(d)	11,295	4,534,399
Sr. Sec’d. Notes, 144A	8.625	10/01/31(d)	2,645	1,061,192
Sr. Sec’d. Notes, 144A	9.500	11/01/28(d)	2,180	874,878
Sr. Unsec’d. Notes, 144A	10.500	07/15/27(d)	11,760	679,184
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	04/15/30	15,865	16,238,922
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	1,275	1,293,044
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada),
Sr. Sec’d. Notes, 144A	9.500	05/15/30	5,725	5,415,564
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28	22,115	22,700,708
TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29	12,590	12,158,847

				117,761,603

Pharmaceuticals 1.1%
1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A	10.000	04/15/32	6,784	7,012,960
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	4,032	3,870,802
Gtd. Notes, 144A	5.125	03/01/30	13,397	12,913,838
Gtd. Notes, 144A(a)	6.125	08/01/28	26,420	26,505,535
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	2,150	1,875,875
Gtd. Notes, 144A	5.000	02/15/29	330	251,232
Gtd. Notes, 144A	5.250	02/15/31	630	414,225
Gtd. Notes, 144A	6.250	02/15/29	25	19,813
Gtd. Notes, 144A	7.000	01/15/28	3,468	3,136,372
Sr. Sec’d. Notes, 144A	4.875	06/01/28	2,319	2,150,873
Sr. Sec’d. Notes, 144A	11.000	09/30/28	2,250	2,351,250

				60,502,775

Pipelines 2.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	3,400	3,401,480
Gtd. Notes, 144A	5.750	01/15/28	3,624	3,622,013
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	4,165	4,336,002
Buckeye Partners LP,
Sr. Unsec’d. Notes	3.950	12/01/26	2,209	2,192,194
Prairie Acquiror LP,
Sr. Sec’d. Notes, 144A	9.000	08/01/29	3,615	3,773,637
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	10,745	10,578,879
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	2,525	2,525,215
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	3,765	3,762,230

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., (cont’d.)
Gtd. Notes, 144A	6.000%	12/31/30	5,156	$5,224,644
Gtd. Notes, 144A	6.000	09/01/31	700	707,026
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	5,170	5,359,756
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/30	9,150	9,449,224
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	9,820	8,585,074
Sr. Sec’d. Notes, 144A(a)	7.000	01/15/30	2,445	2,477,162
Sr. Sec’d. Notes, 144A	8.125	06/01/28	4,725	4,848,665
Sr. Sec’d. Notes, 144A(a)	9.500	02/01/29	27,176	29,148,362
Sr. Sec’d. Notes, 144A(a)	9.875	02/01/32	6,555	6,946,315
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	20,268	21,050,945

				127,988,823

Real Estate 0.7%
Five Point Operating Co. LP,
Gtd. Notes, 144A	8.000	10/01/30	6,685	6,917,125
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A(a)	7.750	09/01/30	4,309	4,511,817
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	3,624	3,509,795
Sr. Unsec’d. Notes, 144A	5.875	03/01/32	4,705	4,702,627
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	16,375	15,600,047

				35,241,411

Real Estate Investment Trusts (REITs) 3.8%
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	11/15/27	8,875	8,713,615
Gtd. Notes	4.550	10/01/29	795	747,983
Gtd. Notes(a)	6.125	01/15/31	2,505	2,375,004
Gtd. Notes(a)	8.875	04/12/29	4,123	4,381,815
Diversified Healthcare Trust,
Sr. Sec’d. Notes, 144A	7.250	10/15/30	2,535	2,635,711
Sr. Unsec’d. Notes	4.750	02/15/28	1,225	1,198,465
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.250	09/15/32	3,740	3,787,222
Gtd. Notes, 144A	6.375	08/01/30	6,985	7,179,186
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR 1,400	1,618,417
Gtd. Notes	5.000	10/15/27	9,055	8,892,662
Sr. Sec’d. Notes, 144A(a)	8.500	02/15/32	1,925	2,060,549
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	4,040	4,184,440
Sr. Sec’d. Notes, 144A	4.875	05/15/29	13,950	13,706,849
Sr. Sec’d. Notes, 144A	5.875	10/01/28	6,187	6,187,078
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes(a)	4.750	10/15/27	13,862	13,861,118
Gtd. Notes, 144A	4.500	02/15/29	3,425	3,378,323
Gtd. Notes, 144A(a)	6.500	04/01/32	3,745	3,879,653
Gtd. Notes, 144A	7.250	07/15/28	425	436,619
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000	04/01/29	3,868	3,893,159
Sr. Unsec’d. Notes, 144A	8.000	07/15/30	6,835	6,846,972

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 63

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125%	02/01/29	2,612	$2,513,350
Sr. Unsec’d. Notes	3.875	02/15/27	33,534	33,324,109
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28	4,100	4,113,979
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	9,257	9,179,396
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	30,154	29,939,524
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	775	792,819
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	2,350	2,444,437
Sr. Unsec’d. Notes, 144A(a)	6.500	10/15/30	2,555	2,663,598
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	5,300	5,554,619
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26	10,120	10,123,159

				200,613,830

Retail 3.8%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	13,385	12,851,474
Sec’d. Notes, 144A	4.375	01/15/28	11,244	11,175,074
Sr. Sec’d. Notes, 144A	3.500	02/15/29	4,075	3,938,039
Sr. Sec’d. Notes, 144A	3.875	01/15/28	9,082	8,968,475
Sr. Sec’d. Notes, 144A	5.625	09/15/29	3,122	3,175,698
Sr. Sec’d. Notes, 144A	6.125	06/15/29	4,210	4,322,870
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29	12,953	11,552,773
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30	7,300	7,688,197
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30	37,351	38,898,243
Sr. Sec’d. Notes, 144A	9.000	06/01/31	10,610	11,630,171
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR 2,400	3,038,886
Sr. Sec’d. Notes, 144A	12.000	11/30/28	3,300	3,547,500
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	6,814	6,428,346
Sr. Sec’d. Notes, 144A	4.625	01/15/29	3,785	3,672,889
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	20,950	19,917,695
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	7,305	5,563,029
Sr. Sec’d. Notes, 144A	9.500	06/15/31	4,071	3,798,240
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	13,511	13,323,665
Lithia Motors, Inc.,
Gtd. Notes, 144A	4.625	12/15/27	1,700	1,696,996
Gtd. Notes, 144A	5.500	10/01/30	3,525	3,543,760
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	10,200	9,858,757
Park River Holdings, Inc.,
Sr. Sec’d. Notes, 144A	8.000	03/15/31	6,210	6,245,734
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	6.750	03/01/32	3,100	3,218,243
White Cap Supply Holdings LLC,
Gtd. Notes, 144A	7.375	11/15/30	2,055	2,088,109

				200,142,863

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software 1.4%
CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.000%	02/01/31	1,535	$1,484,449
Gtd. Notes, 144A(a)	9.250	06/01/30	20,655	20,228,042
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A	4.000	06/15/28	15,226	14,907,087
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27	29,825	29,799,412
X.AI LLC/X.AI Co. Issuer Corp.,
Sr. Sec’d. Notes, 144A	12.500	06/30/30	9,500	10,819,876

				77,238,866

Telecommunications 4.0%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	9.625	07/15/27	1,900	1,406,190
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A(a)	6.125	02/15/31	4,395	4,500,339
Cipher Compute LLC,
Sr. Sec’d. Notes, 144A(a)	7.125	11/15/30	3,410	3,556,285
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)	9.000	09/15/29	7,511	7,971,049
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A	10.500	04/03/31	8,525	8,247,002
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30	553	55
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30	364	—
EchoStar Corp.,
Sr. Sec’d. Notes(x)	10.750	11/30/29	2,800	3,058,042
Flash Compute LLC,
Sr. Sec’d. Notes, 144A	7.250	12/31/30	7,175	7,349,498
Frontier Communications Holdings LLC,
Sec’d. Notes(a)	5.875	11/01/29	1,775	1,794,050
Sec’d. Notes, 144A	6.000	01/15/30	8,608	8,700,947
Sec’d. Notes, 144A	6.750	05/01/29	9,135	9,173,843
Sr. Sec’d. Notes, 144A	5.000	05/01/28	32,737	32,770,578
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	42,994	43,496,600
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.625	01/15/29	9,599	9,020,003
Gtd. Notes, 144A	3.750	07/15/29	1,710	1,591,226
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A	5.375	06/15/29	3,050	2,921,517
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	5.875	03/01/31	11,640	11,690,292
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29	1,950	1,897,665
Sr. Sec’d. Notes, 144A(a)	4.750	04/15/28	21,726	21,698,236
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31	9,275	9,753,746
WULF Compute LLC,
Sr. Sec’d. Notes, 144A(a)	7.750	10/15/30	13,480	14,272,633
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A, Cash coupon 5.750% and PIK 0.500%(a)	9.250	03/09/30	3,625	3,521,669
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.625	07/15/29	5,580	5,894,043

				214,285,508

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 65

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation 0.6%
RXO, Inc.,
Gtd. Notes, 144A	6.375%	05/15/31	3,600	$3,505,207
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30	11,115	10,564,044
XPO, Inc.,
Gtd. Notes, 144A(a)	7.125	06/01/31	625	649,790
Gtd. Notes, 144A	7.125	02/01/32	1,380	1,445,892
Sr. Sec’d. Notes, 144A	6.250	06/01/28	14,875	15,150,053

				31,314,986

TOTAL CORPORATE BONDS
(cost $4,242,398,988)				4,272,494,348

FLOATING RATE AND OTHER LOANS 8.5%

Aerospace & Defense 0.0%
PAC DAC LLC,
Initial Term Loan, 1 Month SOFR + 3.250%	6.917(c)	10/28/30	1,350	1,333,976

Airlines 0.1%
Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%	7.411(c)	04/01/31	6,513	6,517,353

Auto Parts & Equipment 0.6%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.173(c)	05/06/30	11,341	11,298,183
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.423(c)	01/28/32	8,354	8,326,244
First Brands Group LLC,
2021 Second Lien Term Loan	13.070	03/30/28(d)	11,929	5,845
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.511(c)	11/17/28	3,702	3,637,727
Term B Loan, 3 Month SOFR + 5.100%	8.764(c)	11/17/28	8,500	8,368,930

				31,636,929

Building Materials 0.1%
American Bath/CP Atlas Buyer, Inc.,
2025 Term B Loan, 1 Month SOFR + 5.250%	8.923(c)	07/08/30	2,863	2,763,828
Quikrete Holdings, Inc.,
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	5.923(c)	02/10/32	2,059	2,057,337

				4,821,165

Chemicals 0.5%
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	8.517(c)	06/28/28	5,253	5,119,623
TPC Group, Inc.,
Initial Term Loan, 6 Month SOFR + 5.750%	9.386(c)	12/16/31	12,580	11,232,878
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	07/16/26(d)	5,451	4,088,559
Term Loan^	13.905	10/12/28(d)	8,097	161,935
Venator Materials LLC,
First Out Term B Loan^	14.002	07/16/26(d)	5,515	4,136,481

				24,739,476

Commercial Services 0.6%
Allied Universal Holdco LLC,
Amendment No. 7 Replacement US Dollar Term Loan, 1 Month SOFR + 3.250%	6.923(c)	08/20/32	4,752	4,748,991

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)
Cimpress PLC (Ireland),
2024-2 Refinancing Tranche B-1, 1 Month SOFR + 2.500%	6.173%(c)	05/17/28	6,880	$6,879,903
Mavis Tire Express Services Topco Corp.,
2025 First Lien Incremental Term Loan, 1 Month SOFR + 3.000%	6.673(c)	05/04/28	13,220	13,183,960
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.417(c)	12/31/30	4,246	4,180,661
Second Out Term Loan, 3 Month SOFR + 4.862%	8.528(c)	12/31/30	4,719	3,862,609

				32,856,124

Computers 0.8%
Bingo Holdings I LLC,
Term Loan, 3 Month SOFR + 4.750%	8.422(c)	06/30/32	5,212	5,081,639
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.673(c)	03/01/29	34,752	30,147,609
NCR Atleos Corp.,
Term B Loan, 3 Month SOFR + 3.000%	6.701(c)	04/16/29	6,927	6,909,616
NCR Atleos LLC,
Term A Loan, 3 Month SOFR + 2.500%	6.170(c)	10/16/28	2,014	1,991,355

				44,130,219

Distribution/Wholesale 0.2%
Olympus Water US Holding Corp.,
Term B-6 Dollar Loan, 3 Month SOFR + 3.000%	6.672(c)	06/20/31	7,000	6,855,660
Windsor Holdings III LLC,
2025 Refinancing Term B Loan, 1 Month SOFR + 2.750%	6.423(c)	08/01/30	4,019	4,009,711

				10,865,371

Diversified Financial Services 0.0%
Focus Financial Partners LLC,
Tranche B Incremental Term Loan, 1 Month SOFR + 2.500%	6.173(c)	09/15/31	1,775	1,670,719

Electric 0.0%
Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%^	9.172(c)	07/20/28	1,173	1,155,299

Forest Products & Paper 0.1%
Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	7.923(c)	11/04/31	3,733	3,732,753

Healthcare-Services 0.0%
LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%	7.422(c)	05/16/31	1,064	1,064,548

Holding Companies-Diversified 0.2%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.167(c)	12/19/30	10,474	10,399,619

Insurance 1.4%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.673(c)	11/06/30	24,846	24,019,747
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	6.923(c)	06/21/32	18,474	17,904,699

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 67

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Insurance (cont’d.)
AmWINS Group, Inc.,
2026 Refinancing Term Loan, 1 Month SOFR + 2.000%	5.673%(c)	01/30/32	1,800	$1,779,138
Asurion LLC,
New B-12 Term Loan, 1 Month SOFR + 4.250%	7.923(c)	09/19/30	30,844	30,751,660

				74,455,244

Internet 0.0%
Cablevision Lightpath LLC,
2025 Refinancing Term Loan, 1 Month SOFR + 3.000%	6.660(c)	11/30/27	334	333,407
Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000	01/02/28	650	97,557

				430,964

Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom),
Facility A^	6.250	10/31/29	GBP 8,518	12,064,604

Leisure Time 0.3%
ClubCorp Holdings, Inc.,
Term Loan, 3 Month SOFR + 5.000%^	8.672(c)	07/10/32	5,059	5,008,225
International Park Holdings BV (Netherlands),
2025 Facility B, 6 Month EURIBOR + 5.250%^	7.374(c)	01/30/32	EUR 9,350	10,965,101

				15,973,326

Media 1.2%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%	8.672(c)	10/31/27	5,046	3,708,780
CSC Holdings LLC,
September 2019 Term Loan, 1 Month SOFR + 1.500%	8.250(c)	04/15/27	6,194	5,341,918
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%	7.673(c)	06/26/29	468	466,331
Delayed Draw Term Loan	3.558	06/26/29	468	466,331
First Out Term Loan	— (p)	09/25/29	60,310	52,218,250

				62,201,610

Metal Fabricate/Hardware 0.4%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.172(c)	04/23/30	1,191	1,197,943
Initial Term Loan, 3 Month SOFR + 6.500%^	10.172(c)	04/23/30	17,700	17,802,927

				19,000,870

Oil & Gas 0.1%
Hilcorp Energy I LP,
Repriced Term Loan, 1 Month SOFR + 1.750%	5.417(c)	02/11/30	2,506	2,502,930

Packaging & Containers 0.5%
LABL, Inc.,
Initial Dollar Term Loan	8.767	10/29/28	374	171,929
Trident TPI Holdings, Inc.,
Tranche B-7 Term Loan, 3 Month SOFR + 3.750%	7.422(c)	09/15/28	27,859	26,854,656

				27,026,585

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Retail 0.0%
LBM Acquisition LLC, Incremental Term B Loan, 1 Month SOFR + 3.750%	7.527%(c)	06/06/31	823	$676,917
White Cap Supply Holdings LLC, Tranche C Term Loan, 1 Month SOFR + 3.250%	6.922(c)	10/19/29	940	928,053

				1,604,970

Software 0.1%
BMC Software, Inc., 2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	6.673(c)	07/30/31	3,413	3,133,648
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.037(c)	07/14/28	9,162	4,466,532

				7,600,180

Telecommunications 1.1%
Altice France SA (France), New USD B-14 Term Loan, 3 Month SOFR + 6.875%	10.547(c)	05/31/31	13,504	13,517,993
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 5.250%	9.023(c)	08/31/32	17,580	17,608,304
Level 3 Financing, Inc., Term B-4 Loan, 1 Month SOFR + 3.250%	6.923(c)	03/29/32	8,745	8,758,439
Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.614%	8.292(c)	05/30/30	2,871	2,867,045
Initial Term Loan, 1 Month SOFR + 4.614%	8.287(c)	03/02/29	6,576	6,574,927
Xplore, Inc., Initial Term Loan, 1 Month SOFR + 5.114%	8.787(c)	10/24/29	2,389	2,150,159
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000(c)	10/24/31	9,161	5,794,169

				57,271,036

TOTAL FLOATING RATE AND OTHER LOANS (cost $489,444,648)				455,055,870

U.S. TREASURY OBLIGATIONS 6.0%
U.S. Treasury Notes	3.375	12/31/27	89,950	89,907,836
U.S. Treasury Notes(k)	3.500	09/30/26	1,887	1,885,378
U.S. Treasury Notes	3.500	09/30/27	10,690	10,701,692
U.S. Treasury Notes	3.500	01/31/28	42,495	42,577,998
U.S. Treasury Notes	3.875	04/30/30	13,945	14,159,622
U.S. Treasury Notes	3.875	06/30/30	102,265	103,854,901
U.S. Treasury Notes	4.000	05/31/30	27,650	28,213,801
U.S. Treasury Notes(k)	4.125	10/31/26	3,165	3,174,767
U.S. Treasury Notes(k)	4.125	11/15/27	18,000	18,208,828
U.S. Treasury Notes(k)	4.250	12/31/26	3,200	3,218,125
U.S. Treasury Notes(k)	4.875	05/31/26	4,489	4,501,275

TOTAL U.S. TREASURY OBLIGATIONS (cost $317,698,751)				320,404,223

			Shares
AFFILIATED EXCHANGE-TRADED FUNDS 1.1%
Fixed Income
PGIM AAA CLO ETF			925,000	47,609,750
PGIM Active High Yield Bond ETF			275,000	9,790,000

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $57,060,563)(wa)				57,399,750

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 69

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Shares	Value

COMMON STOCKS 1.1%

Chemicals 0.1%

Cornerstone Chemical Co.*^(x)	144,561	$722,805

TPC Group, Inc.*	319,092	5,849,913

Venator Materials PLC*^(x)	26,944	3

		6,572,721

Containers & Packaging 0.0%

Ardagh Holdings SA (Luxembourg)*	947	6,629

Electric Utilities 0.0%

GenOn Energy Holdings, Inc. (Class A Stock)*^	41,315	1,239,450

Gas Utilities 0.4%

Ferrellgas Partners LP (Class B Stock)*	100,126	18,378,818

Interactive Media & Services 0.0%

Diamond Sports Group LLC*(x)	87,655	16,479

Oil, Gas & Consumable Fuels 0.4%

Expand Energy Corp.	45,874	4,950,722

Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	6,933	501,776

Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	217,638	15,751,550

Heritage Power LLC, Litigation Trust Interests*^	181,423	90,712

		21,294,760

Software 0.0%

Mitel Networks International Ltd. (Canada)*^	2,915	1,458

Wireless Telecommunication Services 0.2%

Digicel International Finance Ltd. (Jamaica)*(x)	475,786	8,484,930

Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	768,379	844,948

Xplore, Inc. (Canada), CVR*^	40,752	4

		9,329,882

TOTAL COMMON STOCKS (cost $73,275,748)		56,840,197

PREFERRED STOCKS 0.2%

Electronic Equipment, Instruments & Components 0.2%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	8,375	9,107,813

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^(x)	31,025	393,015

TOTAL PREFERRED STOCKS (cost $9,130,325)		9,500,828

	Units

WARRANTS* 0.0%

Interactive Media & Services

Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	163,947	2

TOTAL LONG-TERM INVESTMENTS (cost $5,206,279,378)		5,188,982,848

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 8.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wa)	105,996,707	$105,996,707
PGIM Institutional Money Market Fund (7-day effective yield 3.836%) (cost $319,871,271; includes $318,988,765 of cash collateral for securities on loan)(b)(wa)	320,108,566	319,884,490

TOTAL SHORT-TERM INVESTMENTS (cost $425,867,978)		425,881,197

TOTAL INVESTMENTS 105.1% (cost $5,632,147,356)		5,614,864,045
Liabilities in excess of other assets(z) (5.1)%		(271,343,404)

NET ASSETS 100.0%		$5,343,520,641

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $76,093,954 and 1.4% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $311,612,477; cash collateral of $318,988,765 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2026.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

Cornerstone Chemical Co.*^	12/06/23	$2,746,659	$722,805	0.0%
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25-11/04/25	2,830,549	2,912,422	0.0

Diamond Sports Group LLC*	01/02/25	229,493	16,479	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	2	0.0

Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	55	55	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	36	—	0.0

Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	109,701	393,015	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	577,847	8,484,930	0.2

DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	04/19/24	68,250	155,785	0.0

DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	04/19/24	54,375	120,879	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	05/26/21-09/05/25	39,827,966	38,382,485	0.7

DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23-12/15/23	10,220,750	10,328,792	0.2
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	04/04/25	2,877,000	3,058,042	0.1

Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%, 9.250%, 03/25/30	06/30/25-09/15/25	1,394,069	1,219,221	0.0
Venator Materials PLC*^	12/21/23	43,833,355	3	0.0

Total		$104,770,105	$65,794,915	1.2%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 71

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Unfunded loan commitments outstanding at February 28, 2026:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $326,235)^	331	$327,442	$1,207	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $543,724)^	551	545,736	2,012	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $1,800,000)^	1,800	1,810,494	10,494	—
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $935,000)	935	932,663	—	(2,337)

		$3,616,335	$13,713	$(2,337)

Unfunded preferred stock commitment outstanding at February 28, 2026:

		Current	Unrealized	Unrealized
Issuer	Shares	Value	Appreciation	Depreciation
QXO, Inc., 4.750%, Maturity Date 12/31/79 (cost $20,160,000)^	2,016	$20,160,000	$—	$—

Futures contracts outstanding at February 28, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,433	2 Year U.S. Treasury Notes	Jun. 2026	$299,888,837	$476,407
3,280	5 Year U.S. Treasury Notes	Jun. 2026	361,261,266	1,042,010

				1,518,417

Short Positions:
443	10 Year U.S. Treasury Notes	Jun. 2026	50,418,938	(354,751)
12	20 Year U.S. Treasury Bonds	Jun. 2026	1,421,625	(17,346)
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	243,188	(2,331)

				(374,428)

				$1,143,989

Forward foreign currency exchange contracts outstanding at February 28, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/03/26	CITI	GBP	9,456	$12,780,094	$12,743,677	$—	$(36,417)
Euro,
Expiring 03/03/26	SSB	EUR	20,338	24,001,240	24,036,396	35,156	—

				$36,781,334	$36,780,073	35,156	(36,417)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/03/26	CITI	GBP	9,456	$12,906,364	$12,743,677	$162,687	$—
Expiring 04/02/26	CITI	GBP	9,456	12,780,790	12,745,162	35,628	—
Euro,
Expiring 03/03/26	HSBC	EUR	20,338	24,136,897	24,036,396	100,501	—
Expiring 04/02/26	SSB	EUR	20,338	24,035,631	24,078,228	—	(42,597)

				$73,859,682	$73,603,463	298,816	(42,597)

						$333,972	$(79,014)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Credit default swap agreement outstanding at February 28, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2026(4)	Value at Trade Date	Value at February 28, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.45.V2	12/20/30	5.000	%(Q)	225,487	3.316%	$15,777,514	$17,492,038	$1,714,524

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreement outstanding at February 28, 2026:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreement:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 3.680%	BNP	03/20/26	90,000	$348,848	$—	$348,848

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$348,848	$—

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 73

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$6,760,334
JPS	—	4,271,017

Total	$—	$11,031,351

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$17,287,630	$—
Corporate Bonds	—	4,264,550,441	7,943,907
Floating Rate and Other Loans	—	398,474,796	56,581,074
U.S. Treasury Obligations	—	320,404,223	—
Affiliated Exchange-Traded Funds
Fixed Income	57,399,750	—	—
Common Stocks	4,950,722	49,835,043	2,054,432
Preferred Stocks	—	—	9,500,828
Warrants	—	2	—
Short-Term Investments
Affiliated Mutual Funds	425,881,197	—	—

Total	$488,231,669	$5,050,552,135	$76,080,241

Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$—	$13,713
Unfunded Preferred Stock Commitment	—	—	—	**
Futures Contracts	1,518,417	—	—
OTC Forward Foreign Currency Exchange Contracts	—	333,972	—
Centrally Cleared Credit Default Swap Agreement	—	1,714,524	—
OTC Total Return Swap Agreement	—	348,848	—

Total	$1,518,417	$2,397,344	$13,713

Liabilities
Unfunded Loan Commitment	$—	$(2,337)	$—
Futures Contracts	(374,428)	—	—
OTC Forward Foreign Currency Exchange Contracts.	—	(79,014)	—

Total	$(374,428)	$(81,351)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments and unfunded preferred stock commitment, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts, centrally cleared swap contracts, unfunded loan commitments and unfunded preferred stock commitment are recorded at net unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks
Balance as of 08/31/25	$7,705,213	$64,386,368	$5,137,721	$1,496,813
Realized gain (loss)	(10,984,989)	(34,482)	—	—
Change in unrealized appreciation (depreciation)	10,566,979	(7,093,943)	(3,083,728)	119,640
Purchase/Exchange/Issuances	157,972	686,661	439	7,884,375
Sales/Paydowns	(11)	(7,031,492)	—	—
Accrued discount/premium	67,474	332,495	—	—
Transfer into Level 3*	431,269	24,416,427	—	—
Transfer out of Level 3*	—	(19,080,960)	—	—

Balance as of 02/28/26	$7,943,907	$56,581,074	$2,054,432	$9,500,828

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(418,010)	$(7,083,185)	$(3,083,721)	$119,640

	Unfunded Corporate Bond Commitment	Unfunded Loan Commitments	Unfunded Preferred Stock Commitment
Balance as of 08/31/25	$—	$5,730	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	7,983	—
Purchase/Exchange/Issuances.	—	—	—
Sales/Paydowns	—	—	—
Accrued discount/premium	—	—	—
Transfer into Level 3*	—	—	—
Transfer out of Level 3*	—	—	—

Balance as of 02/28/26	$—	$13,713	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$7,984	$—

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of February 28, 2026	Valuation Methodology	Unobservable Inputs	Inputs (Range)	Directional Impact on Fair Value from Input Increase
Corporate Bonds	$ 2,912,422	Market/Recovery Value	Recovery Rate	0.00%-85.00%	Increase
Corporate Bonds	5,031,485	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Floating Rate and Other Loans	12,064,604	Market/Comparable Bond	Adjusted Yield	9.70%	Decrease
Floating Rate and Other Loans	15,973,326	Market/Enterprise Value	EBITDA Multiple	10.00x-11.00x	Increase
Floating Rate and Other Loans	8,386,975	Market/Recovery Value	Recovery Rate	2.00%-75.00%	Increase
Common Stocks	813,524	Market/Recovery Value	Recovery Rate	0.00%-5.00%	Increase
Preferred Stocks	393,015	Market/Recovery Value	Recovery Rate	12.67%	Increase
Preferred Stocks	9,107,813	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Unfunded Loan Commitments	3,219	Market/Enterprise Value	EBITDA Multiple	11.00x	Increase
Unfunded Preferred Stock
Commitment	—	Market/Transaction Based	Discount/Premium Factor	0.00%	NA

	$54,686,383

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of February 28, 2026, the aggregate value of these securities and/or derivatives was $21,407,571. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 75

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

Affiliated Mutual Funds (6.0% represents investments purchased with collateral from securities on loan)	8.0%
Diversified Financial Services	6.8
U.S. Treasury Obligations	6.0
Oil & Gas	5.4
Telecommunications	5.1
Commercial Services	5.0
Home Builders	4.5
Media	4.0
Healthcare-Services	3.9
Electric	3.9
Retail	3.8
Real Estate Investment Trusts (REITs)	3.8
Entertainment	3.0
Packaging & Containers	2.7
Insurance	2.6
Lodging	2.4
Pipelines	2.4
Mining	2.3
Leisure Time	2.1
Chemicals	2.1
Computers	1.7
Airlines	1.6
Auto Parts & Equipment	1.6
Software	1.5
Auto Manufacturers	1.3
Environmental Control	1.2
Building Materials	1.2
Iron/Steel	1.1
Pharmaceuticals	1.1
Affiliated Exchange-Traded Funds	1.1
Internet	1.0
Foods	0.9
Apparel	0.7
Banks	0.7
Real Estate	0.7

Aerospace & Defense	0.6%
Transportation	0.6
Electrical Components & Equipment	0.6
Household Products/Wares	0.5
Miscellaneous Manufacturing	0.5
Housewares	0.4
Oil, Gas & Consumable Fuels	0.4
Metal Fabricate/Hardware	0.4
Gas Utilities	0.4
Distribution/Wholesale	0.3
Collateralized Loan Obligations	0.3
Advertising	0.3
Home Furnishings	0.3
Machinery-Diversified	0.3
Oil & Gas Services	0.3
Gas	0.3
Machinery-Construction & Mining	0.2
Investment Companies	0.2
Holding Companies-Diversified	0.2
Wireless Telecommunication Services	0.2
Electronic Equipment, Instruments & Components	0.2
Electronics	0.1
Coal	0.1
Forest Products & Paper	0.1
Cosmetics/Personal Care	0.1
Electric Utilities	0.0	*
Interactive Media & Services	0.0	*
Containers & Packaging	0.0	*

	105.1
Liabilities in excess of other assets	(5.1)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$1,714,524	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	333,972		Unrealized depreciation on OTC forward foreign currency exchange contracts	79,014
Interest rate contracts	Due from/to broker-variation margin futures	1,518,417	*	Due from/to broker-variation margin futures	374,428	*

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on OTC swap agreements	$348,848	—	$—

		$3,915,761		$453,442

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$166,141	$—	$—	$11,269,704
Foreign exchange contracts	—	—	(131,146)	—
Interest rate contracts	—	3,067,574	—	1,719,432

Total	$166,141	$3,067,574	$(131,146)	$12,989,136

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(6,357,991)
Foreign exchange contracts	—	229,857	—
Interest rate contracts	(617,611)	—	(1,266,986)

Total	$(617,611)	$229,857	$(7,624,977)

For the six months ended February 28, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (1)	$ 8,216,667
Futures Contracts - Long Positions (1)	690,655,284
Futures Contracts - Short Positions (1)	52,581,061
Forward Foreign Currency Exchange Contracts - Purchased (2)	44,157,843
Forward Foreign Currency Exchange Contracts - Sold (2)	89,934,946
Credit Default Swap Agreements - Sell Protection (1)	224,979,117
Total Return Swap Agreements (1)	95,680,000

*	Average volume is based on average quarter end balances for the six months ended February 28, 2026.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 77

PGIM Short Duration High Yield Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$311,612,477	$(311,612,477)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$348,848	$—	$348,848	$(348,848)	$—
CITI	198,315	(36,417)	161,898	—	161,898
HSBC	100,501	—	100,501	—	100,501
SSB	35,156	(42,597)	(7,441)	—	(7,441)

	$682,820	$(79,014)	$603,806	$(348,848)	$254,958

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Statement of Assets & Liabilities (unaudited)

as of February 28, 2026

Assets
Investments at value, including securities on loan of $311,612,477:
Unaffiliated investments (cost $5,149,218,815)	$5,131,583,098
Affiliated investments (cost $482,928,541)	483,280,947
Cash	212,909
Foreign currency, at value (cost $1,066,788)	1,059,286
Dividends and interest receivable	70,056,842
Receivable for investments sold	27,254,184
Receivable for Fund shares sold	9,990,480
Due from broker—variation margin futures	963,168
Unrealized appreciation on OTC swap agreements	348,848
Unrealized appreciation on OTC forward foreign currency exchange contracts	333,972
Unrealized appreciation on unfunded loan commitments	13,713
Prepaid expenses	20,014

Total Assets	5,725,117,461

Liabilities
Payable to broker for collateral for securities on loan	318,988,765
Payable for investments purchased	45,043,542
Payable for Fund shares purchased	10,883,304
Management fee payable	2,575,159
Accrued expenses and other liabilities	1,664,638
Dividends and Distributions payable	1,643,321
Due to broker—variation margin swaps	518,920
Distribution fee payable	181,109
Unrealized depreciation on OTC forward foreign currency exchange contracts	79,014
Affiliated transfer agent fee payable	13,492
Directors’ fees payable	3,219
Unrealized depreciation on unfunded loan commitment	2,337

Total Liabilities	381,596,820

Net Assets	$5,343,520,641

Net assets were comprised of:
Common stock, at par	$6,333,712
Paid-in capital in excess of par	5,837,442,687
Total distributable earnings (loss)	(500,255,758)

Net assets, February 28, 2026	$5,343,520,641

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 79

PGIM Short Duration High Yield Income Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of February 28, 2026

Class A
Net asset value and redemption price per share, ($ 415,587,137 ÷ 49,272,182 shares of common stock issued and outstanding)	$8.43
Maximum sales charge (2.25% of offering price)	0.19

Maximum offering price to public	$8.62

Class C
Net asset value, offering price and redemption price per share, ($ 132,009,907 ÷ 15,652,441 shares of common stock issued and outstanding)	$8.43

Class Z
Net asset value, offering price and redemption price per share, ($ 4,249,684,857 ÷ 503,738,398 shares of common stock issued and outstanding)	$8.44

Class R6
Net asset value, offering price and redemption price per share, ($ 546,238,740 ÷ 64,708,204 shares of common stock issued and outstanding)	$8.44

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)
Income
Interest income (net of $1,633 foreign withholding tax)	$166,610,530
Affiliated dividend income	3,215,756
Income from securities lending, net (including affiliated income of $277,284)	279,877
Unaffiliated dividend income	26,378

Total income	170,132,541

Expenses
Management fee	17,619,009
Distribution fee(a)	1,182,396
Transfer agent’s fees and expenses (including affiliated expense of $36,797)(a)	2,301,416
Custodian and accounting fees	216,891
Shareholders’ reports	116,409
Registration fees(a)	86,791
Professional fees	38,459
Directors’ fees	35,912
Audit fee	24,680
SEC registration fees	465
Miscellaneous	51,586

Total expenses	21,674,014
Less: Fee waiver and/or expense reimbursement(a)	(1,299,249)

Net expenses	20,374,765

Net investment income (loss)	149,757,776

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(8,602))	(6,618,963)
Futures transactions	3,067,574
Forward currency contract transactions	(131,146)
Options written transactions	166,141
Swap agreement transactions	12,989,136
Foreign currency transactions	1,248,645

10,721,387

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(82,304))	(51,253,171)
Futures	(617,611)
Forward currency contracts	229,857
Swap agreements	(7,624,977)
Foreign currencies	(9,100)
Unfunded loan commitment	(12,354)

(59,287,356)

Net gain (loss) on investment and foreign currency transactions	(48,565,969)

Net Increase (Decrease) In Net Assets Resulting From Operations	$101,191,807

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	513,659	668,737	—	—
Transfer agent’s fees and expenses	158,326	56,034	2,065,180	21,876
Registration fees	14,873	11,003	45,701	15,214
Fee waiver and/or expense reimbursement	(75,593)	(35,287)	(1,144,536)	(43,833)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 81

PGIM Short Duration High Yield Income Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$ 149,757,776	$ 304,667,554
Net realized gain (loss) on investment and foreign currency transactions	10,721,387	363,936
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(59,287,356)	62,189,458

Net increase (decrease) in net assets resulting from operations	101,191,807	367,220,948

Dividends and Distributions
Distributions from distributable earnings
Class A	(12,367,784)	(26,781,105)
Class C	(3,524,786)	(8,405,276)
Class Z	(127,503,773)	(259,318,961)
Class R6	(17,057,859)	(34,284,403)

	(160,454,202)	(328,789,745)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	856,567,390	1,677,927,392
Net asset value of shares issued in reinvestment of dividends and distributions	149,196,406	305,324,303
Cost of shares purchased	(741,943,100)	(1,800,286,531)

Net increase (decrease) in net assets from Fund share transactions	263,820,696	182,965,164

Total increase (decrease)	204,558,301	221,396,367

Net Assets:
Beginning of period	5,138,962,340	4,917,565,973

End of period	$5,343,520,641	$5,138,962,340

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,

	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.53		$8.46	$8.19	$8.19	$9.08	$8.75
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.50	0.48	0.43	0.32	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.09)		0.11	0.33	0.07	(0.79)	0.41
Total from investment operations	0.15		0.61	0.81	0.50	(0.47)	0.76
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.54)	(0.54)	(0.50)	(0.42)	(0.43)
Net asset value, end of period	$8.43		$8.53	$8.46	$8.19	$8.19	$9.08
Total Return(b):	1.82%		7.52%	10.26%	6.33%	(5.32)%	8.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$415,587		$421,147	$415,669	$382,916	$374,112	$398,715
Average net assets (000)	$414,333		$415,158	$389,827	$365,519	$387,572	$356,899
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.04	%(d)	1.04%	1.04%	1.04%	1.04%	1.04%
Net investment income (loss)	5.60	%(d)	5.96%	5.83%	5.30%	3.73%	3.86%
Portfolio turnover rate(e)	36%		61%	61%	32%	43%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 83

PGIM Short Duration High Yield Income Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.53		$8.46	$8.19	$8.19	$9.08	$8.75
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.44	0.42	0.37	0.26	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.08)		0.11	0.33	0.07	(0.80)	0.42
Total from investment operations	0.12		0.55	0.75	0.44	(0.54)	0.70
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.48)	(0.48)	(0.44)	(0.35)	(0.37)
Net asset value, end of period	$8.43		$8.53	$8.46	$8.19	$8.19	$9.08
Total Return(b):	1.44%		6.72%	9.44%	5.54%	(5.92)%	7.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$132,010		$138,656	$158,601	$177,138	$206,423	$277,887
Average net assets (000)	$134,856		$147,204	$165,318	$189,264	$249,871	$286,974
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.75	%(d)	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses before waivers and/or expense reimbursement	1.80	%(d)	1.80%	1.81%	1.80%	1.79%	1.79%
Net investment income (loss)	4.86	%(d)	5.21%	5.08%	4.54%	2.95%	3.14%
Portfolio turnover rate(e)	36%		61%	61%	32%	43%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.53		$8.46	$8.19	$8.19	$9.08	$8.75
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.52	0.50	0.45	0.35	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.08)		0.12	0.33	0.07	(0.80)	0.42
Total from investment operations	0.17		0.64	0.83	0.52	(0.45)	0.79
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.57)	(0.56)	(0.52)	(0.44)	(0.46)
Net asset value, end of period	$8.44		$8.53	$8.46	$8.19	$8.19	$9.08
Total Return(b):	2.06%		7.79%	10.53%	6.60%	(5.08)%	9.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,249,685		$4,034,618	$3,815,741	$3,636,190	$3,338,292	$3,120,921
Average net assets (000)	$4,101,852		$3,870,905	$3,684,295	$3,488,961	$3,408,050	$2,529,710
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.81	%(d)	0.81%	0.82%	0.81%	0.81%	0.81%
Net investment income (loss)	5.85	%(d)	6.21%	6.08%	5.56%	3.99%	4.09%
Portfolio turnover rate(e)	36%		61%	61%	32%	43%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 85

PGIM Short Duration High Yield Income Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.54		$8.46	$8.20	$8.19	$9.08	$8.76
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.53	0.51	0.45	0.35	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.08)		0.12	0.32	0.08	(0.79)	0.41
Total from investment operations	0.17		0.65	0.83	0.53	(0.44)	0.78
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.57)	(0.57)	(0.52)	(0.45)	(0.46)
Net asset value, end of period	$8.44		$8.54	$8.46	$8.20	$8.19	$9.08
Total Return(b):	1.97%		7.97%	10.46%	6.78%	(5.03)%	9.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$546,239		$544,542	$527,555	$465,623	$837,030	$821,859
Average net assets (000)	$544,386		$507,639	$499,694	$654,572	$913,657	$622,618
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses before waivers and/or expense reimbursement	0.72	%(d)	0.72%	0.72%	0.72%	0.71%	0.72%
Net investment income (loss)	5.90	%(d)	6.26%	6.13%	5.55%	4.05%	4.14%
Portfolio turnover rate(e)	36%		61%	61%	32%	43%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 15 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM High Yield Fund and PGIM Short Duration High Yield Income Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM High Yield Fund (“High Yield”)	Maximize current income. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with the Fund’s primary objective of current income.
PGIM Short Duration High Yield Income Fund (“Short Duration High Yield Income”)	Provide a high level of current income.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Funds, as listed in each Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, each Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Notes to Financial Statements (unaudited) (continued)

When each Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either

Notes to Financial Statements (unaudited) (continued)

party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: Certain Funds held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to each Fund through its investment group PGIM Fixed Income and PGIM Limited (collectively the “subadviser”). Effective April 8, 2026, PGIM Fixed Income was renamed PGIM Credit. PGIM Credit continues to be an investment group of PGIM, Inc. The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2026, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

High Yield	0.50% of average daily net assets up to and including $250 million; 0.475% on next $500 million of average daily net assets; 0.45% of next $750 million of average daily net assets; 0.425% on next $500 million of average daily net assets; 0.40% on next $500 million of average daily net assets; 0.375% on next $500 million of average daily net assets; 0.35% on average daily net assets over $3 billion.	0.36%

Short Duration High Yield Income	0.700% of average daily net assets up to and including $2 billion; 0.675% on next $3 billion of average daily net assets; 0.655% on average daily net assets over $5 billion.	0.68

The Manager has contractually agreed, through December 31, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual expense waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation

High Yield - Class A	—%

High Yield - Class C	—

High Yield - Class R	—

High Yield - Class Z	—

High Yield - Class R2	0.91

Notes to Financial Statements (unaudited) (continued)

Fund	Class Expense Limitation

High Yield - Class R4	0.66%

High Yield - Class R6	—

Short Duration High Yield Income - Class A	1.00

Short Duration High Yield Income - Class C	1.75

Short Duration High Yield Income - Class Z	0.75

Short Duration High Yield Income - Class R6	0.70

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through December 31, 2026 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The High Yield Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

High Yield - Class A	0.25%	0.25%	N/A%

High Yield - Class C	1.00	1.00	N/A

High Yield - Class R	0.75	0.50	N/A

High Yield - Class Z	N/A	N/A	N/A

High Yield - Class R2	0.25	0.25	0.10

High Yield - Class R4	N/A	N/A	0.10

High Yield - Class R6	N/A	N/A	N/A

Short Duration High Yield Income - Class A	0.25	0.25	N/A

Short Duration High Yield Income - Class C	1.00	1.00	N/A

Short Duration High Yield Income - Class Z	N/A	N/A	N/A

Short Duration High Yield Income - Class R6	N/A	N/A	N/A

For the reporting period ended February 28, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
High Yield - Class A	$464,530	$16,744
High Yield - Class C	—	6,398
Short Duration High Yield Income - Class A	133,395	2,865
Short Duration High Yield Income - Class C	—	5,597

PGIM Investments, PGIM, Inc., PMFS, PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

High Yield	$5,425,502,081	$4,222,638,627
Short Duration High Yield Income	1,733,574,640	1,401,847,184

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended February 28, 2026, is presented as follows:

High Yield

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF

$ 126,880,312	$104,667,946	$—	$66,742	$—	$231,615,000	4,500,000	$3,891,157		$—

PGIM Active High Yield Bond ETF

8,032,500	502,529,794	—	658,369	—	511,220,663	14,360,131	4,485,138		—
$ 134,912,812	$607,197,740	$—	$725,111	$—	$742,835,663		$8,376,295		$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wa)

246,895,067	2,821,045,699	2,598,724,891	—	—	469,215,875	469,215,875	5,561,792		—

PGIM Institutional Money Market Fund (7-day effective yield 3.836%)(b)(wa)

1,468,540,865	2,067,176,165	2,097,161,460	5,189	(775)	1,438,559,984	1,439,567,681	1,672,926	(1)	—
$1,715,435,932	$4,888,221,864	$4,695,886,351	$ 5,189	$(775)	$1,907,775,859		$ 7,234,718		$—
$1,850,348,744	$5,495,419,604	$4,695,886,351	$730,300	$(775)	$2,650,611,522		$15,611,013		$—

Notes to Financial Statements (unaudited) (continued)

Short Duration High Yield Income

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF

$ 47,660,625	$—	$—	$(50,875)	$—	$47,609,750	925,000	$1,189,883		$—

PGIM Active High Yield Bond ETF

9,817,500	—	—	(27,500)	—	9,790,000	275,000	325,971		—
$ 57,478,125	$—	$—	$(78,375)	$—	$57,399,750		$1,515,854		$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wa)

99,857,036	918,161,860	912,022,189	—	—	105,996,707	105,996,707	1,699,902		—

PGIM Institutional Money Market Fund (7-day effective yield 3.836%)(b)(wa)

190,978,908	631,223,003	502,304,890	(3,929)	(8,602)	319,884,490	320,108,566	277,284	(1)	—
$290,835,944	$1,549,384,863	$1,414,327,079	$ (3,929)	$(8,602)	$425,881,197		$1,977,186		$—
$348,314,069	$1,549,384,863	$1,414,327,079	$(82,304)	$(8,602)	$483,280,947		$3,493,040		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of February 28, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
High Yield	$22,892,734,618	$717,071,138	$(850,540,658)	$(133,469,520)
Short Duration High Yield Income	5,644,735,025	115,784,151	(142,181,436)	(26,397,285)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of August 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
High Yield	$1,751,920,000	$—
Short Duration High Yield Income	345,073,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2025 are subject to such review.

7.	Capital and Ownership

The Short Duration High Yield Income Fund offers Class A, Class C, Class Z and Class R6 shares. The High Yield Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25% for the High Yield Fund and 2.25% for the Short Duration High Yield Income Fund. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 95,025,000,000 shares of common stock, $0.01 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares
High Yield - Class A	6,000,000,000
High Yield - Class B	50,000,000
High Yield - Class C	1,000,000,000
High Yield - Class R	500,000,000
High Yield - Class Z	41,000,000,000
High Yield - Class T	300,000,000
High Yield - Class R2	300,000,000
High Yield - Class R4	300,000,000
High Yield - Class R6	37,000,000,000
Short Duration High Yield Income - Class A	800,000,000
Short Duration High Yield Income - Class C	700,000,000
Short Duration High Yield Income - Class Z	5,500,000,000
Short Duration High Yield Income - Class T	75,000,000
Short Duration High Yield Income - Class R6	1,500,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of February 28, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
High Yield–Class A	11,125	0.1%
High Yield–Class Z	36,270	0.1

As of August 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), did not own any shares of the Short Duration High Yield Income Fund.

At the reporting period end, the number of shareholders holding greater than 5% of each Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
High Yield	—	—%
Short Duration High Yield Income	—	—
Unaffiliated:
High Yield	6	59.9
Short Duration High Yield Income	8	81.9

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

High Yield

Share Class	Shares	Amount

Class A

Six months ended February 28, 2026:

Shares sold	23,390,073	$113,724,340

Shares issued in reinvestment of dividends and distributions	8,967,806	43,549,834

Shares purchased	(35,442,379)	(172,348,878)

Net increase (decrease) in shares outstanding before conversion	(3,084,500)	(15,074,704)

Shares issued upon conversion from other share class(es)	3,493,145	16,961,604

Shares purchased upon conversion into other share class(es)	(2,155,693)	(10,480,879)

Net increase (decrease) in shares outstanding	(1,747,048)	$(8,593,979)

Year ended August 31, 2025:

Shares sold	46,736,973	$224,788,761

Shares issued in reinvestment of dividends and distributions	18,965,459	91,302,568

Shares purchased	(69,733,538)	(335,153,765)

Net increase (decrease) in shares outstanding before conversion	(4,031,106)	(19,062,436)

Shares issued upon conversion from other share class(es)	6,479,507	31,083,113

Shares purchased upon conversion into other share class(es)	(4,012,185)	(19,272,808)

Net increase (decrease) in shares outstanding	(1,563,784)	$(7,252,131)

Class C

Six months ended February 28, 2026:

Shares sold	3,395,205	$16,505,890

Shares issued in reinvestment of dividends and distributions	1,112,023	5,392,426

Shares purchased	(2,728,447)	(13,243,741)

Net increase (decrease) in shares outstanding before conversion	1,778,781	8,654,575

Shares purchased upon conversion into other share class(es)	(1,825,238)	(8,852,098)

Net increase (decrease) in shares outstanding	(46,457)	$(197,523)

Year ended August 31, 2025:

Shares sold	6,222,445	$29,904,633

Shares issued in reinvestment of dividends and distributions	2,413,885	11,603,826

Shares purchased	(6,714,058)	(32,261,466)

Net increase (decrease) in shares outstanding before conversion	1,922,272	9,246,993

Shares purchased upon conversion into other share class(es)	(4,311,683)	(20,661,076)

Net increase (decrease) in shares outstanding	(2,389,411)	$(11,414,083)

Class R

Six months ended February 28, 2026:

Shares sold	1,525,248	$7,414,241

Shares issued in reinvestment of dividends and distributions	484,974	2,354,243

Shares purchased	(970,089)	(4,708,362)

Net increase (decrease) in shares outstanding	1,040,133	$5,060,122

Year ended August 31, 2025:

Shares sold	2,808,953	$13,467,350

Shares issued in reinvestment of dividends and distributions	937,318	4,510,309

Shares purchased	(2,603,383)	(12,529,257)

Net increase (decrease) in shares outstanding	1,142,888	$5,448,402

Class Z

Six months ended February 28, 2026:

Shares sold	334,433,151	$1,629,625,747

Shares issued in reinvestment of dividends and distributions	59,080,234	287,577,544

Share Class	Shares	Amount

Shares purchased	(271,780,813)	$(1,324,026,248)

Net increase (decrease) in shares outstanding before conversion	121,732,572	593,177,043

Shares issued upon conversion from other share class(es)	2,583,748	12,585,946

Shares purchased upon conversion into other share class(es)	(2,537,188)	(12,353,572)

Net increase (decrease) in shares outstanding	121,779,132	$593,409,417

Year ended August 31, 2025:

Shares sold	603,612,711	$2,908,880,768

Shares issued in reinvestment of dividends and distributions	119,361,152	575,943,936

Shares purchased	(647,823,269)	(3,108,756,128)

Net increase (decrease) in shares outstanding before conversion	75,150,594	376,068,576

Shares issued upon conversion from other share class(es)	11,970,311	57,836,646

Shares purchased upon conversion into other share class(es)	(11,773,294)	(56,954,175)

Net increase (decrease) in shares outstanding	75,347,611	$376,951,047

Class R2

Six months ended February 28, 2026:

Shares sold	666,307	$3,244,681

Shares issued in reinvestment of dividends and distributions	168,262	818,307

Shares purchased	(1,562,050)	(7,598,245)

Net increase (decrease) in shares outstanding	(727,481)	$(3,535,257)

Year ended August 31, 2025:

Shares sold	1,735,656	$8,343,312

Shares issued in reinvestment of dividends and distributions	383,308	1,846,554

Shares purchased	(2,384,718)	(11,449,565)

Net increase (decrease) in shares outstanding	(265,754)	$(1,259,699)

Class R4

Six months ended February 28, 2026:

Shares sold	1,078,341	$5,245,505

Shares issued in reinvestment of dividends and distributions	184,964	898,848

Shares purchased	(1,750,943)	(8,498,526)

Net increase (decrease) in shares outstanding	(487,638)	$(2,354,173)

Year ended August 31, 2025:

Shares sold	2,727,840	$13,141,441

Shares issued in reinvestment of dividends and distributions	431,413	2,078,218

Shares purchased	(3,273,157)	(15,728,955)

Net increase (decrease) in shares outstanding	(113,904)	$(509,296)

Class R6

Six months ended February 28, 2026:

Shares sold	500,608,702	$2,436,110,842

Shares issued in reinvestment of dividends and distributions	65,118,490	316,330,013

Shares purchased	(491,643,462)	(2,389,743,955)

Net increase (decrease) in shares outstanding before conversion	74,083,730	362,696,900

Shares issued upon conversion from other share class(es)	1,364,794	6,643,513

Shares purchased upon conversion into other share class(es)	(926,952)	(4,504,514)

Net increase (decrease) in shares outstanding	74,521,572	$364,835,899

Year ended August 31, 2025:

Shares sold	637,270,181	$3,064,339,252

Shares issued in reinvestment of dividends and distributions	128,678,855	619,692,113

Shares purchased	(589,390,955)	(2,834,789,174)

Net increase (decrease) in shares outstanding before conversion	176,558,081	849,242,191

Shares issued upon conversion from other share class(es)	10,492,239	50,690,393

Shares purchased upon conversion into other share class(es)	(8,849,360)	(42,722,093)

Net increase (decrease) in shares outstanding	178,200,960	$857,210,491

Notes to Financial Statements (unaudited) (continued)

Short Duration High Yield Income

Share Class	Shares	Amount

Class A

Six months ended February 28, 2026:

Shares sold	4,247,989	$35,963,902

Shares issued in reinvestment of dividends and distributions	1,360,736	11,512,202

Shares purchased	(6,022,824)	(51,013,728)

Net increase (decrease) in shares outstanding before conversion	(414,099)	(3,537,624)

Shares issued upon conversion from other share class(es)	1,333,878	11,294,279

Shares purchased upon conversion into other share class(es)	(1,011,393)	(8,579,029)

Net increase (decrease) in shares outstanding	(91,614)	$(822,374)

Year ended August 31, 2025:

Shares sold	11,228,814	$94,789,548

Shares issued in reinvestment of dividends and distributions	2,968,676	25,059,994

Shares purchased	(15,975,633)	(134,339,620)

Net increase (decrease) in shares outstanding before conversion	(1,778,143)	(14,490,078)

Shares issued upon conversion from other share class(es)	4,225,848	35,626,745

Shares purchased upon conversion into other share class(es)	(2,235,326)	(18,798,279)

Net increase (decrease) in shares outstanding	212,379	$2,338,388

Class C

Six months ended February 28, 2026:

Shares sold	1,228,519	$10,404,855

Shares issued in reinvestment of dividends and distributions	402,453	3,404,281

Shares purchased	(1,282,176)	(10,857,526)

Net increase (decrease) in shares outstanding before conversion	348,796	2,951,610

Shares purchased upon conversion into other share class(es)	(949,860)	(8,042,658)

Net increase (decrease) in shares outstanding	(601,064)	$(5,091,048)

Year ended August 31, 2025:

Shares sold	3,148,873	$26,578,107

Shares issued in reinvestment of dividends and distributions	953,919	8,051,261

Shares purchased	(3,714,225)	(31,291,884)

Net increase (decrease) in shares outstanding before conversion	388,567	3,337,484

Shares purchased upon conversion into other share class(es)	(2,890,568)	(24,366,732)

Net increase (decrease) in shares outstanding	(2,502,001)	$(21,029,248)

Class Z

Six months ended February 28, 2026:

Shares sold	88,860,686	$752,561,636

Shares issued in reinvestment of dividends and distributions	13,987,867	118,380,396

Shares purchased	(71,896,185)	(608,895,783)

Net increase (decrease) in shares outstanding before conversion	30,952,368	262,046,249

Shares issued upon conversion from other share class(es)	968,196	8,217,766

Shares purchased upon conversion into other share class(es)	(993,685)	(8,410,310)

Net increase (decrease) in shares outstanding	30,926,879	$261,853,705

Year ended August 31, 2025:

Shares sold	164,210,470	$1,385,096,718

Shares issued in reinvestment of dividends and distributions	28,494,188	240,539,665

Shares purchased	(172,914,467)	(1,452,748,428)

Net increase (decrease) in shares outstanding before conversion	19,790,191	172,887,955

Shares issued upon conversion from other share class(es)	4,984,583	42,001,784

Shares purchased upon conversion into other share class(es)	(3,058,026)	(25,851,196)

Net increase (decrease) in shares outstanding	21,716,748	$189,038,543

Share Class	Shares	Amount

Class R6

Six months ended February 28, 2026:

Shares sold	6,801,344	$57,636,997

Shares issued in reinvestment of dividends and distributions	1,877,838	15,899,527

Shares purchased	(8,397,278)	(71,176,063)

Net increase (decrease) in shares outstanding before conversion	281,904	2,360,461

Shares issued upon conversion from other share class(es)	662,271	5,603,815

Shares purchased upon conversion into other share class(es)	(9,864)	(83,863)

Net increase (decrease) in shares outstanding	934,311	$7,880,413

Year ended August 31, 2025:

Shares sold	20,303,994	$171,463,019

Shares issued in reinvestment of dividends and distributions	3,748,374	31,673,383

Shares purchased	(21,583,306)	(181,906,599)

Net increase (decrease) in shares outstanding before conversion	2,469,062	21,229,803

Shares issued upon conversion from other share class(es)	1,474,213	12,503,157

Shares purchased upon conversion into other share class(es)	(2,497,342)	(21,115,479)

Net increase (decrease) in shares outstanding	1,445,933	$12,617,481

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 – 9/24/2026	9/27/2024 – 9/25/2025
Total Commitment	$1,200,000,000	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the reporting period ended February 28, 2026.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	High Yield	Short Duration High Yield Income
Covenant-Lite	X	–
Credit	X	X
Debt Obligations	X	X
Derivatives	X	X
Economic and Market Events	X	X
Emerging Markets	X	X
Foreign Securities	X	X

Notes to Financial Statements (unaudited) (continued)

Risks	High Yield	Short Duration High Yield Income
Increase in Expenses	X	X
Interest Rate	X	X
Junk Bonds	X	X
Large Shareholder and Large Scale Redemption	X	X
Liquidity	X	X
Management	X	X
Market Disruption and Geopolitical	X	X
Market	X	X

Covenant-Lite Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund

Notes to Financial Statements (unaudited) (continued)

may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2026.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 15

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 16, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 16, 2026